UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	1-800-762-7085

Date of fiscal year end:	8/31/11

Date of reporting period:	2/28/11

Item 1. Reports to Stockholders.

MIDYEAR REPORT February 28, 2011

TABLE OF CONTENTS

Statements of Assets and Liabilities

Statements of Operations
Page 4

Statements of Changes in Net Assets
Page 7

Schedules of Portfolio Investments
Page 12

Notes to Financial Statements
Page 48

Financial Highlights
Page 58

Additional Fund Information
Page 68

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc., an SEC registered investment adviser, a registered broker/dealer, member FINRA/SIPC. SEC registration does not imply a certain level of skill or training.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities
February 28, 2011
(Unaudited)

		Cash
	U.S. Treasury	Management	Tax-Free Money
	Fund	Fund	Market Fund
Assets:
Investments, at value (Cost $182,028,924, $531,642,385 and $339,907,803)	$182,028,924	$531,642,385	$339,907,803
Repurchase agreements, at value/cost	595,483,407	317,170,928	—
Total Investments	777,512,331	848,813,313	339,907,803
Cash	—	26,954	—
Interest and dividends receivable	1,207,228	306,354	554,470
Receivable for fees waived or reimbursed	—	70,425	36,765
Receivable for investments sold	—	—	11,000,000
Prepaid expenses and other assets	63,380	65,393	29,836
Total Assets	778,782,939	849,282,439	351,528,874

Liabilities:
Distributions payable	5,784	6,501	23,620
Deferred credit*	—	—	86,386
Accrued expenses and other payables:
Investment advisory fees	12,661	—	10,261
Administration fees	29,070	33,477	5,780
Distribution fees	866	43,204	—
Custodian fees	5,814	6,696	2,890
Trustee fees	8,716	14,213	7,555
Fund accounting fees	5,413	8,141	—
Omnibus fee	—	—	37,918
Transfer agent fees	8,153	14,037	—
Shareholder servicing fees	232	31,178	3,946
Other accrued liabilities	65,651	112,320	64,027
Total Liabilities	142,360	269,767	242,383
Net Assets	$778,640,579	$849,012,672	$351,286,491

Composition of Net Assets:
Shares of beneficial interest, at par	$7,786	$8,498	$3,514
Paid-in capital	778,634,529	849,787,444	351,360,611
Accumulated net investment income/(distributions in excess of net investment income)	3	(458)	(78,286)
Accumulated net realized gain/(loss) from investment transactions	(1,739)	(782,812)	652
Net Assets	$778,640,579	$849,012,672	$351,286,491

Net Assets:
Administrative Shares	$583,965,981	$409,274,465	$6,750,764
Service Shares	29,892,121	9,829,694	1,051
Institutional Shares	164,782,477	429,908,513	22,518,426
Select Shares	—	—	322,016,250
Total	$778,640,579	$849,012,672	$351,286,491

Shares Outstanding:
Administrative Shares	583,874,880	409,641,218	6,748,021
Service Shares	29,912,834	9,829,700	1,055
Institutional Shares	164,853,620	430,318,317	22,528,327
Select Shares	—	—	322,087,222
Total	778,641,334	849,789,235	351,364,625
Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	$1.00	$1.00	$1.00
Service Shares	$1.00	$1.00	$1.00
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	$—	$—	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued
February 28, 2011
(Unaudited)

	Intermediate
	Tax-Free Bond		Short-Term	Intermediate
	Fund		Income Fund	Bond Fund	Bond Fund
Assets:
Investments, at value (Cost $37,303,552, $82,594,732, $27,068,991 and $39,590,980)	$38,277,908		$72,894,466	$19,754,168	$34,489,055
Investments in affiliates, at value/cost	124,049		2,566,789	462,595	1,341,587
Total Investments	38,401,957		75,461,255	20,216,763	35,830,642
Cash	—		76,373	3,069	4,980
Interest and dividends receivable	386,361		351,293	111,999	214,370
Receivable for capital shares issued	362,146		848,839	49,651	105,178
Receivable from affiliates	2,523		13,018	464	15
Prepaid expenses and other assets	10,797		18,756	10,148	12,068
Total Assets	39,163,784		76,769,534	20,392,094	36,167,253

Liabilities:
Distributions payable	82,484		105,691	30,379	63,959
Payable for investments purchased	—		1,385,000	—	349,913
Payable for capital shares redeemed	254		48,622	11,275	3,717
Accrued expenses and other payables:
Investment advisory fees	5,882		8,577	3,089	5,399
Administration fees	2,941		5,718	1,545	2,700
Distribution fees	1,105		5,033	2,126	1,559
Custodian fees	294		572	155	270
Trustee fees	188		362	56	172
Fund accounting fees	1,181		470	861	224
Transfer agent fees	176		339	73	161
Shareholder servicing fees	21		165	22	7
Other accrued liabilities	1,408		—	446	—
Total Liabilities	95,934		1,560,549	50,027	428,081
Net Assets	$39,067,850		$75,208,985	$20,342,067	$35,739,172

Composition of Net Assets:
Shares of beneficial interest, at par	$36		$80	$21	$40
Paid-in capital	38,099,994		103,550,462	33,027,043	41,075,637
Accumulated net investment income/(distributions in excess of net investment income)	(19,189)		112,258	121,978	98,585
Accumulated net realized gain/(loss) from investment transactions	12,653		(18,753,549)	(5,492,152)	(333,165)
Net unrealized appreciation/(depreciation) on investments	974,356		(9,700,266)	(7,314,823)	(5,101,925)
Net Assets	$39,067,850		$75,208,985	$20,342,067	$35,739,172

Net Assets:
Investor Shares	$5,832,508		$26,858,973	$11,312,257	$8,475,398
Institutional Shares	33,235,342		48,350,012	9,029,810	27,263,774
Total	$39,067,850		$75,208,985	$20,342,067	$35,739,172

Shares Outstanding:
Investor Shares	531,701		2,861,928	1,187,555	940,737
Institutional Shares	3,029,112		5,155,982	947,014	3,027,211
Total	3,560,813		8,017,910	2,134,569	3,967,948
Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$10.97	*	$9.38	$9.53	$9.01
Institutional Shares	$10.97		$9.38	$9.54	$9.01

*

The NAV calculated for shareholder transactions is different from the NAV calculated for financial statement purposes which reflects adjustments made to the NAV in accordance with accounting principles generally accepted in the United States of America.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded
February 28, 2011
(Unaudited)

			U.S. Large Cap
	Balanced Fund		Equity Fund
Assets:
Investments, at value (Cost $54,594,532 and $33,265,538)	$62,058,788		$40,891,337
Investments in affiliates, at value/cost	5,059,390		1,155,826
Total Investments	67,118,178		42,047,163
Cash	11,233		—
Interest and dividends receivable	201,523		40,957
Receivable for capital shares issued	—		170,322
Receivable for investments sold	583,066		603,606
Receivable from affiliates	15		137
Prepaid expenses and other assets	12,633		11,211
Total Assets	67,926,648		42,873,396

Liabilities:
Payable for investments purchased	1,596,645		526,089
Payable for capital shares redeemed	6,928		4,022
Accrued expenses and other payables:
Investment advisory fees	17,704		12,936
Administration fees	5,058		3,234
Distribution fees	3,644		409
Custodian fees	506		323
Trustee fees	563		8
Fund accounting fees	4,505		294
Transfer agent fees	472		6
Shareholder servicing fees	—		7
Other accrued liabilities	4,207		49
Total Liabilities	1,640,232		547,377
Net Assets	$66,286,416		$42,326,019

Composition of Net Assets:
Shares of beneficial interest, at par	$53		$36
Paid-in capital	61,374,557		50,744,944
Accumulated net investment income	209,367		13,062
Accumulated net realized losses from investment transactions	(2,761,817)		(16,057,822)
Net unrealized appreciation on investments	7,464,256		7,625,799
Net Assets	$66,286,416		$42,326,019

Net Assets:
Investor Shares	$19,148,778		$2,132,223
Institutional Shares	47,137,638		40,193,796
Total	$66,286,416		$42,326,019

Shares Outstanding:
Investor Shares	1,541,182		181,660
Institutional Shares	3,784,487		3,409,756
Total	5,325,669		3,591,416
Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$12.42		$11.74
Institutional Shares	$12.46	*	$11.79

*

The NAV calculated for shareholder transactions is different from the NAV calculated for financial statement purposes which reflects adjustments made to the NAV in accordance with accounting principles generally accepted in the United States of America.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations
For the Six Months Ended February 28, 2011
(Unaudited)

		Cash
	U.S. Treasury	Management	Tax-Free Money
	Fund	Fund	Market Fund
Investment Income:
Interest income	$868,619	$1,335,474	$653,830
Dividend income	—	—	2,727
Total Income	868,619	1,335,474	656,557

Expenses:
Investment advisory fees	588,867	656,999	300,740
Administration fees	471,097	525,603	240,593
Distribution fees - Administrative shares	736,136	546,672	17,486
Distribution fees - Service shares	35,620	13,499	1
Shareholder servicing fees - Administrative shares	736,136	546,672	17,486
Shareholder servicing fees - Service shares	35,620	13,499	1
Shareholder servicing fees - Institutional shares	209,685	534,823	38,545
Shareholder servicing fees - Select shares	—	—	445,198
Fund accounting fees	134,487	152,498	—
Omnibus fees	—	—	212,159
Transfer agent fees	16,958	20,913	—
Custodian fees	39,262	43,804	20,051
Trustee fees	22,572	26,046	11,691
Registration fees	10,907	12,845	3,622
Other expenses	168,673	207,251	95,441
Total expenses before fee and expense reductions	3,206,020	3,301,124	1,403,014
Fees waived/expenses reimbursed by Investment Advisor	(431,607)	(437,994)	(229,225)
Fees waived by Administrator	(274,803)	(306,598)	(200,491)
Distribution fees waived - Administrative shares	(674,625)	(546,672)	(17,486)
Distribution fees waived - Service shares	(32,703)	(13,283)	(1)
Shareholder servicing fees waived - Administrative shares	(736,136)	(351,025)	(11,052)
Shareholder servicing fees waived - Service shares	(35,580)	(8,888)	(1)
Shareholder servicing fees waived - Institutional shares	(191,761)	(377,441)	(27,240)
Shareholder servicing fees waived - Select shares	—	—	(445,198)
Amortization of deferred credit*	—	—	(85,981)
Net expenses	828,805	1,259,223	386,339
Net Investment Income	39,814	76,251	270,218

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from investment transactions	(233)	—	1,928

Change in net assets resulting from operations	$39,581	$76,251	$272,146

*	See Note 3 in Notes to Financial Statements.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued
For the Six Months Ended February 28, 2011
(Unaudited)

	Intermediate
	Tax-Free Bond	Short-Term	Intermediate
	Fund	Income Fund	Bond Fund	Bond Fund
Investment Income:
Interest income	$721,950	$1,411,584	$617,910	$891,268
Dividend income from affiliates	1,119	520	54	188
Total Income	723,069	1,412,104	617,964	891,456

Expenses:
Investment advisory fees	109,011	200,816	57,028	93,696
Administration fees	39,641	73,025	20,738	34,072
Distribution fees - Investor shares	6,859	32,875	14,479	10,402
Shareholder servicing fees - Investor shares	6,859	32,875	14,479	10,402
Shareholder servicing fees - Institutional shares	42,692	58,405	11,442	32,187
Fund accounting fees	14,876	43,457	15,090	21,745
Transfer agent fees	1,122	4,510	895	2,583
Custodian fees	1,982	3,652	1,037	1,704
Trustee fees	1,466	2,430	798	1,173
Registration fees	10,301	12,662	9,996	9,727
Other expenses	10,179	14,273	6,466	8,505
Total expenses before fee and expense reductions	244,988	478,980	152,448	226,196
Fees waived/expenses reimbursed by Investment Advisor	(69,370)	(146,048)	(36,290)	(59,624)
Fees waived by Administrator	(19,820)	(36,512)	(10,369)	(17,035)
Shareholder servicing fees waived - Investor shares	(6,759)	(31,702)	(14,206)	(10,330)
Shareholder servicing fees waived - Institutional shares	(42,692)	(58,405)	(11,442)	(32,187)
Net expenses	106,347	206,313	80,141	107,020
Net Investment Income	616,722	1,205,791	537,823	784,436

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains from investment transactions	152	65,466	105,804	140,279
Change in unrealized appreciation/depreciation on investments	(1,911,685)	749,114	169,362	22,795
Net realized/unrealized gains/(losses) on investments	(1,911,533)	814,580	275,166	163,074

Change in net assets resulting from operations	$(1,294,811)	$2,020,371	$812,989	$947,510

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded
For the Six Months Ended February 28, 2011
(Unaudited)

		U.S. Large Cap
	Balanced Fund	Equity Fund
Investment Income:
Interest income	$626,163	$—
Dividend income	396,633	234,067
Dividend income from affiliates	395	259
Total Income	1,023,191	234,326
Expenses:
Investment advisory fees	232,063	129,089
Administration fees	62,720	37,417
Distribution fees - Investor shares	22,471	2,421
Shareholder servicing fees - Investor shares	22,471	2,421
Shareholder servicing fees - Institutional shares	55,928	44,350
Fund accounting fees	30,418	11,699
Transfer agent fees	1,690	931
Custodian fees	3,136	1,871
Trustee fees	2,377	1,277
Registration fees	10,684	10,876
Other expenses	16,957	8,952
Total expenses before fee and expense reductions	460,915	251,304
Fees waived/expenses reimbursed by Investment Advisor	(122,303)	(54,255)
Fees waived by Administrator	(31,360)	(18,708)
Shareholder servicing fees waived - Investor shares	(22,471)	(2,396)
Shareholder servicing fees waived - Institutional shares	(55,928)	(44,350)
Net expenses	228,853	131,595
Net Investment Income	794,338	102,731

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains from investment transactions	2,485,823	587,377
Change in unrealized appreciation/depreciation on investments	5,899,550	7,129,717
Net realized/unrealized gains on investments	8,385,373	7,717,094

Change in net assets resulting from operations	$9,179,711	$7,819,825

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$39,814	$711,837	$76,251	$1,400,719	$270,218	$813,539
Net realized gains/(losses) from investment transactions	(233)	26,846	—	(662,888)	1,928	9,543
Change in net assets resulting from operations	39,581	738,683	76,251	737,831	272,146	823,082
Distributions to Shareholders:
From net investment income:
Administrative Shares	(29,457)	(464,712)	(22,707)	(435,914)	(699)	(6,992)
Service Shares	(1,430)	(39,491)	(562)	(10,922)	—	—
Institutional Shares	(8,923)	(207,623)	(52,981)	(953,918)	(4,248)	(20,548)
Select Shares	—	—	—	—	(179,198)	(562,524)
From net realized gains:
Administrative Shares	(21,294)	(199,032)	—	(59,534)	(410)	(1,606)
Service Shares	(969)	(18,344)	—	—	—	—
Institutional Shares	(5,140)	(82,563)	—	(47,356)	(626)	(761)
Select Shares	—	—	—	—	(9,083)	(8,803)
Change in net assets from shareholder distributions	(67,213)	(1,011,765)	(76,250)	(1,507,644)	(194,264)	(601,234)
Change in net assets from capital transactions	10,804,391	(164,894,917)	(71,619,524)	(148,419,132)	(69,864,176)	(158,692,765)
Change in net assets	10,776,759	(165,167,999)	(71,619,523)	(149,188,945)	(69,786,294)	(158,470,917)
Net Assets:
Beginning of period	767,863,820	933,031,819	920,632,195	1,069,821,140	421,072,785	579,543,702
End of period	$778,640,579	$767,863,820	$849,012,672	$920,632,195	$351,286,491	$421,072,785

Accumulated net investment income/(distributions in excess of net investment income)	$3	$(1)	$(458)	$(459)	$(78,286)	$(164,359)

Share Transactions:*
Administrative Shares
Issued	635,111,622	951,636,533	517,138,094	739,169,119	37,548,689	230,160,504
Reinvested	46	771	513	10,879	—	—
Redeemed	(578,067,290)	(928,930,745)	(570,278,259)	(925,959,915)	(47,865,709)	(284,339,859)
Change in Administrative Shares	57,044,378	22,706,559	(53,139,652)	(186,779,917)	(10,317,020)	(54,179,355)
Service Shares
Issued	23,677,655	372,386,782	1,204,893	31,480,571	—	—
Reinvested	—	1	—	2	—	—
Redeemed	(34,169,381)	(439,684,786)	(3,259,323)	(22,872,485)	—	—
Change in Service Shares	(10,491,726)	(67,298,003)	(2,054,430)	8,608,088	—	—
Institutional Shares
Issued	120,634,324	267,064,469	333,048,544	973,819,966	110,023,460	237,483,225
Reinvested	208	97	1,880	102,336	—	1
Redeemed	(156,382,793)	(387,368,041)	(349,475,866)	(944,169,605)	(127,078,182)	(235,192,696)
Change in Institutional Shares	(35,748,261)	(120,303,475)	(16,425,442)	29,752,697	(17,054,722)	2,290,530
Select Shares
Issued	—	—	—	—	142,364,201	328,416,578
Reinvested	—	—	—	—	—	39
Redeemed	—	—	—	—	(184,856,635)	(435,220,555)
Change in Select Shares	—	—	—	—	(42,492,434)	(106,803,938)
Change in shares:	10,804,391	(164,894,919)	(71,619,524)	(148,419,132)	(69,864,176)	(158,692,763)

* Share transactions are at net asset value of $1.00 per share.
See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free
	Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$616,722	$1,148,757	$1,205,791	$2,859,610	$537,823	$1,278,456
Net realized gains/(losses) from investment transactions	152	15,454	65,466	(365,710)	105,804	(32,620)
Change in unrealized appreciation/depreciation on investments	(1,911,685)	1,679,986	749,114	4,202,775	169,362	1,990,407
Change in net assets resulting from operations	(1,294,811)	2,844,197	2,020,371	6,696,675	812,989	3,236,243

Distributions to Shareholders:
From net investment income:
Investor Shares	(77,684)	(82,896)	(389,600)	(839,771)	(255,554)	(591,393)
Institutional Shares	(535,949)	(1,058,862)	(775,537)	(1,732,529)	(213,852)	(552,592)
From net realized gains:
Investor Shares	(1,969)	(1,581)	—	—	—	—
Institutional Shares	(11,215)	(19,205)	—	—	—	—
Change in net assets from shareholder distributions	(626,817)	(1,162,544)	(1,165,137)	(2,572,300)	(469,406)	(1,143,985)
Change in net assets from capital transactions	3,255,277	3,249,500	2,700,365	21,180,462	(1,720,400)	(1,236,709)
Change in net assets	1,333,649	4,931,153	3,555,599	25,304,837	(1,376,817)	855,549

Net Assets:
Beginning of period	37,734,201	32,803,048	71,653,386	46,348,549	21,718,884	20,863,335
End of period	$39,067,850	$37,734,201	$75,208,985	$71,653,386	$20,342,067	$21,718,884
Accumulated net investment income/(distributions in excess of net investment income)	$(19,189)	$(22,278)	$112,258	$71,604	$121,978	$53,561

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free
	Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$3,219,619	$630,642	$7,574,802	$14,654,006	$1,363,761	$3,240,904
Dividends reinvested	65,006	57,681	312,371	601,004	245,542	563,498
Cost of shares redeemed	(441,557)	(422,670)	(7,071,873)	(6,805,847)	(3,052,293)	(2,526,257)
Change in net assets from Investor Shares	2,843,068	265,653	815,300	8,449,163	(1,442,990)	1,278,145
Institutional Shares
Proceeds from shares issued	6,190,931	14,163,481	5,506,431	19,809,334	670,927	374,217
Dividends reinvested	35,723	36,475	163,331	352,900	20,491	49,557
Cost of shares redeemed	(5,814,445)	(11,216,109)	(3,784,697)	(7,430,935)	(968,828)	(2,938,628)
Change in net assets from Institutional Shares	412,209	2,983,847	1,885,065	12,731,299	(277,410)	(2,514,854)
Change in net assets from capital transactions:	$3,255,277	$3,249,500	$2,700,365	$21,180,462	$(1,720,400)	$(1,236,709)

Share Transactions:
Investor Shares
Issued	282,216	56,401	809,688	1,623,992	144,615	360,102
Reinvested	5,902	5,192	33,372	66,846	25,980	62,501
Redeemed	(39,477)	(38,330)	(757,372)	(758,008)	(324,573)	(287,095)
Change in Investor Shares	248,641	23,263	85,688	932,830	(153,978)	135,508
Institutional Shares
Issued	550,913	1,278,027	588,954	2,221,340	70,886	41,470
Reinvested	3,246	3,282	17,451	39,178	2,166	5,514
Redeemed	(525,592)	(1,011,645)	(405,609)	(842,401)	(103,017)	(332,429)
Change in Institutional Shares	28,567	269,664	200,796	1,418,117	(29,965)	(285,445)
Change in shares:	277,208	292,927	286,484	2,350,947	(183,943)	(149,937)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$784,436	$1,606,877	$794,338	$1,668,901	$102,731	$271,891
Net realized gains from investment transactions	140,279	102,903	2,485,823	3,123,142	587,377	451,694
Change in unrealized appreciation/depreciation on investments	22,795	2,340,306	5,899,550	145,131	7,129,717	(637,586)
Change in net assets resulting from operations	947,510	4,050,086	9,179,711	4,937,174	7,819,825	85,999

Distributions to Shareholders:
From net investment income:
Investor Shares	(169,652)	(430,774)	(247,093)	(470,277)	(8,513)	(7,613)
Institutional Shares	(556,564)	(1,093,000)	(667,913)	(1,287,117)	(202,726)	(160,351)
Change in net assets from shareholder distributions	(726,216)	(1,523,774)	(915,006)	(1,757,394)	(211,239)	(167,964)
Change in net assets from capital transactions	2,316,531	3,676,081	3,773	(426,234)	3,702,495	12,402,999
Change in net assets	2,537,825	6,202,393	8,268,478	2,753,546	11,311,081	12,321,034

Net Assets:
Beginning of period	33,201,347	26,998,954	58,017,938	55,264,392	31,014,938	18,693,904
End of period	$35,739,172	$33,201,347	$66,286,416	$58,017,938	$42,326,019	$31,014,938
Accumulated net investment income	$98,585	$40,365	$209,367	$330,035	$13,062	$121,570

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,563,087	$3,124,492	$948,982	$1,759,942	$212,514	$257,882
Dividends reinvested	168,490	417,825	247,093	469,361	8,513	7,613
Cost of shares redeemed	(1,626,988)	(6,117,052)	(883,102)	(1,821,620)	(94,404)	(178,019)
Change in net assets from Investor Shares	104,589	(2,574,735)	312,973	407,683	126,623	87,476
Institutional Shares
Proceeds from shares issued	3,340,988	9,230,233	70,076	131,780	5,119,717	16,924,256
Dividends reinvested	159,906	284,703	667,020	1,285,210	25,771	20,048
Cost of shares redeemed	(1,288,952)	(3,264,120)	(1,046,296)	(2,250,907)	(1,569,616)	(4,628,781)
Change in net assets from Institutional Shares	2,211,942	6,250,816	(309,200)	(833,917)	3,575,872	12,315,523
Change in net assets from capital transactions:	$2,316,531	$3,676,081	$3,773	$(426,234)	$3,702,495	$12,402,999

Share Transactions:
Investor Shares
Issued	173,832	363,206	80,371	160,854	19,492	25,811
Reinvested	18,726	49,082	21,127	43,190	797	757
Redeemed	(180,646)	(728,358)	(74,307)	(166,348)	(8,698)	(17,686)
Change in Investor Shares	11,912	(316,070)	27,191	37,696	11,591	8,882
Institutional Shares
Issued	373,229	1,078,433	5,867	11,986	457,539	1,686,248
Reinvested	17,783	33,234	56,931	118,020	2,394	1,991
Redeemed	(144,164)	(387,965)	(87,468)	(203,828)	(142,133)	(463,312)
Change in Institutional Shares	246,848	723,702	(24,670)	(73,822)	317,800	1,224,927
Change in shares:	258,760	407,632	2,521	(36,126)	329,391	1,233,809

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

Corporate Bonds (14.2%)
Banking (5.8%)
$19,816,000	Citibank North America, 1.63%, 3/30/11(a)	$19,834,117
25,000,000	The Goldman Sachs Group, Inc., 1.63%, 7/15/11(a)	25,122,045
		44,956,162
Financial Services (8.4%)
15,000,000	Citigroup Funding, Inc., 1.25%, 6/3/11(a)	15,034,903
25,000,000	General Electric Capital Corp., Series G, 1.80%, 3/11/11, GMTN(a)	25,009,541
25,000,000	Morgan Stanley, 2.00%, 9/22/11(a)	25,241,921
		65,286,365
Total Corporate Bonds		110,242,527

U.S. Treasury Obligations (9.2%)
	U.S. Treasury Notes
20,000,000	1.00%, 10/31/11	20,094,217
25,000,000	4.50%, 11/30/11	25,791,738
25,000,000	4.63%, 12/31/11	25,900,442
Total U.S. Treasury Obligations		71,786,397

Repurchase Agreements (76.5%)
175,000,000	Credit Agricole CIB NY, 0.18%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $175,000,875, collateralized by U.S. Treasury Notes, (0.75% - 2.75%), (11/30/11 - 2/28/18), fair value $178,500,005)	175,000,000
120,483,407	Deutsche Bank Securities, Inc., 0.16%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $120,483,943, collateralized by U.S. Treasury Bills, (0.00%), (8/18/11), fair value $122,893,130)	120,483,407
50,000,000	Goldman Sachs & Co., 0.20%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $50,000,278, collateralized by GNMA, (4.00% - 7.50%), (4/20/29 - 1/20/41), fair value $51,000,001)	50,000,000

Principal
Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$100,000,000	Merrill Lynch, Pierce Fenner & Smith, Inc., 0.17%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $100,000,472, collateralized by GNMA, (3.00% - 5.50%), (2/20/31 - 3/15/46), fair value $102,000,001)	$100,000,000
150,000,000	Societe Generale, 0.17%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $150,000,708, collateralized by GNMA, (4.50%) , (6/15/40 - 11/15/40), fair value $153,000,001)	150,000,000
	Total Repurchase Agreements	595,483,407
	Total Investments (Cost $777,512,331)(b)—99.9%	777,512,331
	Other assets in excess of liabilities — 0.1%	1,128,248
	Net Assets — 100.0%	$778,640,579

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

Certificates of Deposit (23.5%)
Banking & Financial Services (23.5%)
$10,000,000	Bank of Nova Scotia NY YCD, 0.27%, 1/18/12(a)	$10,000,000
20,000,000	Barclays Bank PLC NY YCD, 0.56%, 7/18/11	20,000,000
10,000,000	Barclays Bank PLC NY YCD, 0.58%, 7/29/11	10,000,000
10,000,000	BNP Paribas NY YCD, 0.54%, 9/7/11	10,000,000
20,000,000	BNP Paribas NY YCD, 0.70%, 1/10/12	20,000,000
30,000,000	Credit Agricole CIB NY YCD, 0.26%, 3/2/11	30,000,000
10,000,000	Deutsche Bank NY YCD, 0.37%, 11/4/11(a)	10,000,000
10,000,000	Rabobank Nederland NV NY YCD, 0.31%, 1/13/12(a)	10,000,000
20,000,000	Rabobank NY YCD, 0.31%, 7/5/11	20,000,000
5,000,000	Royal Bank of Scotland NY YCD, 0.82%, 3/7/11	5,000,009
25,000,000	Societe Generale NY YCD, 0.38%, 3/2/11	25,000,000
15,000,000	Toronto Dominion Bank NY YCD, 0.33%, 10/28/11(a)	15,000,000
15,000,000	Toronto Dominion Bank NY YCD, 0.40%, 9/8/11	15,000,000
Total Certificates of Deposit		200,000,009

Commercial Paper (22.4%)
Banking (3.6%)
30,000,000	Commonwealth Bank of Australia, 0.26%, 5/23/11(b)(c)	29,982,362

Financial Services (18.8%)
25,000,000	American Honda Finance Corp., 0.20%, 3/23/11(b)	24,996,945
19,000,000	General Electric Capital Corp., 0.62%, 3/10/11(b)	18,997,055
11,000,000	General Electric Capital Corp., 0.35%, 6/27/11(b)	10,987,380
25,000,000	National Australia Funding, 0.34%, 7/11/11(b)(c)	24,969,292
30,000,000	Novartis Finance Corp., 0.17%, 3/1/11(b)(c)	30,000,000
25,000,000	Toyota Motor Credit Corp., 0.38%, 3/15/11(b)	24,996,305
25,000,000	Westpac Banking Corp., 0.46%, 11/29/11(b)(c)	24,912,792
		159,859,769
Total Commercial Paper		189,842,131

Principal
Amount	Security Description	Amortized Cost

Corporate Bonds (6.1%)
Financial Services (6.1%)
$12,800,000	Credit Suisse USA, Inc., 0.49%, 3/2/11(a)	$12,800,057
10,000,000	Credit Suisse USA, Inc., 0.51%, 8/16/11(a)	10,006,960
29,000,000	Goldman Sachs Group, Inc., 0.38%, 3/15/11(a)(d)	29,001,818
Total Corporate Bonds		51,808,835

U.S. Government Agency Securities (10.6%)
10,000,000	Federal Farm Credit Bank, Series 1, 0.22%, 9/20/11(a)	9,999,722
15,000,000	Federal Home Loan Bank, Series 1, 0.17%, 8/12/11(a)	14,996,602
20,000,000	Federal Home Loan Bank, Series 2, 0.24%, 10/20/11(a)	20,000,000
35,000,000	Federal Home Loan Bank, Series 4, 0.23%, 5/27/11(a)	35,000,000
10,000,000	Federal Home Loan Mortgage Corp., 0.14%, 11/9/11(a)	9,995,086
Total U.S. Government Agency Securities		89,991,410

Repurchase Agreements (37.4%)
100,000,000	Credit Agricole CIB NY, 0.19%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $100,000,528, collateralized by FMAC, (0.00%), (7/20/11), fair value $102,000,953)	100,000,000
77,170,928	Deutsche Bank Securities, Inc., 0.17%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $77,171,293, collateralized by FCSB, (1.70%), (2/24/14), fair value $78,714,517)	77,170,928
50,000,000	Goldman Sachs & Co., 0.19%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $50,000,264, collateralized by FCSB, (0.00%), (2/7/13), fair value $51,000,634)	50,000,000
90,000,000	Merrill Lynch, Pierce Fenner & Smith, Inc., 0.17%, 3/1/11, (Purchased on 2/28/11, proceeds at maturity $90,000,425, collateralized by FMAC, (0.00%), (11/9/11), fair value $91,800,210)	90,000,000
Total Repurchase Agreements		317,170,928

Total Investments (Cost $848,813,313)(e)—100.0%		848,813,313
Other assets in excess of liabilities — 0.0%		199,359
Net Assets — 100.0%		$849,012,672

See notes to financial statements.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
(b)	Rate represents the effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Cost and value for federal income tax and financial reporting purposes are the same.

FCSB	Federal Farm Credit Bank
FMAC	Freddie Mac
YCD	Yankee Certificate of Deposit

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

Municipal Bonds (89.2%)
Colorado (5.7%)
$8,400,000	Broomfield Colorado Urban Renewal, 0.26%, 3/7/11, Enhanced by: LOC(a)(b)	$8,400,000
5,600,000	Castle Rock Colorado Certificate of Participation, 0.35%, 3/7/11, Enhanced by: LOC(a)(b)	5,600,000
6,000,000	Denver Colorado City & County Airport Revenue, 0.28%, 3/7/11, Enhanced by: LOC, AMT(a)(b)	6,000,000
		20,000,000
Florida (6.4%)
6,000,000	Broward County Florida School Board Certificate Participation, Series B, 0.35%, 3/7/11, Insured by: AGM(a)(b)	6,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.31%, 3/7/11, Enhanced by: LOC, AMT(a)(b)	4,590,000
12,000,000	Palm Beach County Florida School Board Partnership, 0.35%, 3/7/11, Insured by: AGM(a)(b)	12,000,000
		22,590,000
Georgia (2.3%)
7,910,000	DeKalb County Georgia Development Authority Revenue, 0.25%, 3/7/11, Enhanced by: LOC(a)(b)	7,910,000

Illinois (10.6%)
15,000,000	Chicago Illinois O’Hare International Airport Revenue, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	15,000,000
8,200,000	Cook County Illinois Revenue, 0.27%, 3/7/11, Enhanced by: LOC(a)(b)	8,200,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	7,500,000
6,400,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	6,400,000
		37,100,000
Indiana (1.3%)
4,500,000	Indiana Health Facilities Financing Authority Hospital Revenue, Deaconess Hospital, Inc., 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	4,500,000

Kentucky (1.5%)
5,070,000	Jeffersontown Kentucky Lease Program Revenue, 0.23%, 3/7/11, Enhanced by: LOC(a)(b)	5,070,000

Michigan (0.2%)
765,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.26%, 3/7/11, Enhanced by: LOC, AMT(a)(b)	765,000

Principal
Amount	Security Description	Amortized Cost

Municipal Bonds, continued:
Missouri (1.9%)
$6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.45%, 3/7/11, Enhanced by: LOC(a)(b)	$6,605,000

Montana (1.4%)
5,000,000	Forsyth Montana Pacificorp, 0.26%, 3/1/11, Enhanced by: LOC(a)(b)	5,000,000

Ohio (1.7%)
6,000,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, 0.21%, 3/1/11, Enhanced by: LOC(a)(b)	6,000,000

Oregon (5.5%)
19,000,000	Oregon State Tax Anticipation Notes, Series A, 2.00%, 6/30/11	19,100,992

Pennsylvania (19.7%)
16,500,000	Berks County Pennsylvania Municipal Authority Revenue, 0.46%, 3/7/11(a)(b)	16,500,000
8,545,000	Delaware River Joint Toll Bridge Community Pennsylvania Bridge Revenue, Series B, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	8,545,000
9,000,000	Emmaus Pennsylvania General Authority Revenue, 0.25%, 3/7/11, Enhanced by: LOC(a)(b)	9,000,000
7,800,000	Emmaus Pennsylvania General Authority Revenue, 0.25%, 3/7/11, Enhanced by: LOC(a)(b)	7,800,000
17,450,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, 0.75%, 8/26/11, Enhanced by: LOC(a)(b)	17,450,000
10,000,000	Philadelphia Pennsylvania School District, Series F, 0.22%, 3/7/11, Enhanced by: LOC(a)(b)	10,000,000
		69,295,000
Tennessee (9.6%)
16,150,000	Clarksville Tennessee Water Sewer & Gas Revenue, 0.40%, 3/7/11, Insured by: AGM(a)(b)	16,150,000
17,625,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.32%, 3/7/11, Enhanced by: LOC(a)(b)	17,625,000
		33,775,000
Texas (6.2%)
9,900,000	Austin Texas Water And Wastewater System Revenue, 0.32%, 3/7/11, Enhanced by: LOC(a)(b)	9,900,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.26%, 3/7/11, Enhanced by: LOC, AMT(a)(b)	8,000,000

See notes to financial statements.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Amortized Cost

Municipal Bonds, continued:
Texas, continued:
$4,000,000	Houston Texas Airport System Revenue, 0.22%, 3/7/11, Enhanced by: LOC(a)(b)	$4,000,000
		21,900,000
Utah (3.7%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	10,000,000
3,000,000	Emery County Utah Pollution Control Revenue, 0.25%, 3/7/11, Enhanced by: LOC(a)(b)	3,000,000
		13,000,000
Virginia (3.3%)
11,645,000	Falls Church Virginia Economic Development Authority Revenue, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	11,645,000

Wisconsin (8.2%)
6,350,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.26%, 3/7/11, Enhanced by: LOC(a)(b)	6,350,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.28%, 3/7/11, Enhanced by: LOC(a)(b)	7,500,000
15,000,000	Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	15,065,422
		28,915,422
Total Municipal Bonds		313,171,414

Shares or Principal		Amortized Cost
Amount	Security Description	or Value

Commercial Paper (6.8%)
Illinois (5.1%)
$3,000,000	Illinois Education, 0.30%, 4/7/11, Enhanced by: LOC	$3,000,000
15,000,000	Illinois Education, 0.31%, 4/7/11, Enhanced by: LOC	15,000,000
		18,000,000
Virginia (1.7%)
5,995,000	Peninsula Ports Authority, 0.29%, 3/22/11, Enhanced by: LOC	5,995,000
	Total Commercial Paper	23,995,000

Investment Companies (0.8%)
2,678,533	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund	2,678,533
62,856	SEI Tax-Exempt Trust Institutional Tax Free, Class A	62,856
Total Investment Companies		2,741,389

Total Investments (Cost $339,907,803)(c)—96.8%		339,907,803
Other assets in excess of liabilities — 3.2%		11,378,688
Net Assets — 100.0%		$351,286,491

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
(b)	The date shown reflects the next interest rate reset date. Such dates are considered the effective maturity for the purpose of the Fund’s weighted average maturity.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
LOC	Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Municipal Bonds (98.0%)
Arizona (3.7%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$682,422
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	753,525
		1,435,947
California (0.3%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: AGM	10,182
10,000	Morgan Hill California Unified School District, GO, 5.00%, 8/1/12, Prerefunded 8/1/11 @ 101, Insured by: FGIC	10,298
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,010
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Continuously Callable @ 100.5, Insured by: AMBAC	25,118
		125,608
Colorado (2.2%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	851,272
Florida (2.0%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: MBIA	25,053
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC and FGIC*	736,470
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Continuously Callable @ 100, Insured by: AGM	20,044
		781,567
Georgia (1.0%)
10,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	10,425
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	383,953
		394,378
Hawaii (2.1%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	808,365

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Illinois (8.0%)
$285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	$332,413
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	233,301
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 4/7/11 @ 101, Insured by: AGM*	253,057
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	295,978
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	760,395
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	754,668
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	511,060
		3,140,872
Indiana (5.5%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	416,231
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	326,277
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	893,833
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	514,305
		2,150,646
Iowa (4.0%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	741,161
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	833,706
		1,574,867
Kansas (1.9%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	725,046

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Kentucky (0.0%)
$5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: AGM*	$5,148
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: AGM*	10,133
		15,281
Maryland (1.6%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	642,241
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	658,631
Michigan (2.6%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	502,436
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	115,814
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/11 @ 100, Insured by: AMBAC*	401,408
		1,019,658
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	764,527
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,425
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	28,779
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	765,675
Oklahoma (1.1%)
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	288,742
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	157,641
		446,383
Oregon (2.0%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	801,375

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania (8.0%)
$750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	$798,923
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM(a).	9,916
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	685,351
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	831,240
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	789,173
		3,114,603
South Carolina (2.0%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100.	789,097
Tennessee (1.9%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	753,480
Texas (27.0%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	319,410
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	169,300
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	599,453
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	709,590
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	777,045
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	650,931
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	658,618
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	834,975

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	$220,364
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	569,179
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Continuously Callable @ 100, Insured by: AMBAC	50,153
500,000	San Angelo Texas Independent School District, Series A, 4.00%, 2/15/16, Insured by: AGC	548,145
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	515,290
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	529,945
190,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Prerefunded 3/15/12 @ 100, Insured by: AGM	198,618
10,000	Texas State University Systems Financing Revenue, 5.00%, 3/15/20, Continuously Callable @ 100, Insured by: AGM	10,326
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	483,314
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	852,022
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	705,018
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,129,789
		10,531,485
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	766,275

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Washington (7.0%)
$750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	$846,397
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	307,608
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	718,017
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	861,405
		2,733,427
Wisconsin (6.3%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,580
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	607,486
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	256,280
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	623,493
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	940,159
		2,447,998
Total Municipal Bonds		38,277,908

Investments in Affiliates (0.3%)
124,049	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.01%(c)	124,049
Total Investments in Affiliates		124,049

Total Investments (Cost $37,427,601)(b)—98.3%		38,401,957
Other assets in excess of liabilities — 1.7%		665,893
Net Assets — 100.0%		$39,067,850

(a)	Security was fair valued at February 28, 2011, using procedures approved by the Board of Trustees.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (4.0%)
$43,696	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$43,408
1,068,049	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)(c)	21,361
203,481	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	207,020
36,790	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	36,722
21,868	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	21,054
499,932	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(b)	500,119
152,865	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	144,232
73,890	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.49%, 1/15/34(b)	50,471
840,693	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.14%, 11/25/34(b)	333,029
12,713	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	12,736
237,606	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.97%, 9/25/33(b)	102,738
636,341	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	421,171
99,645	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	87,394
194,936	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	181,437
589,142	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	464,886
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(b)	353,591
2,652,813	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.76%, 8/5/36(a)(b)(c)	265
Total Asset Backed Securities		2,981,634

Mortgage Backed Securities (43.9%)
14,184	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	14,168
177,218	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.67%, 3/25/35(b)	175,269
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.79%, 5/25/35(b)	61,814
699,026	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(b)	705,656

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$516,041	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	$344,445
883,114	Bank of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	902,680
178,899	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	174,162
106,873	Bank of America Funding Corp., Series 2006-G, Class 2A2, 0.34%, 7/20/36(b)	106,891
14,538	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	14,778
215,118	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	220,128
43,361	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.75%, 6/25/34(b)	41,185
74,362	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.88%, 2/25/36(b)	61,552
94,256	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.92%, 7/25/33(b)	92,123
56,870	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.11%, 9/25/33(b)	56,624
72,055	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	72,376
6,677	Bank of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	6,670
48,739	Bank of America Mortgage Securities, Series 2005-2, Class 1A6, 5.50%, 3/25/35	49,050
46,340	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 5.81%, 11/20/36(b)	39,298
63,616	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.56%, 10/25/35(b)	57,505
199,585	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.89%, 10/25/36(b)	123,804
65,761	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.97%, 1/25/35(b)	62,453
28,976	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.19%, 9/25/34(b)	22,508
354,786	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.80%, 2/25/36(b)	183,989
27,600	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.06%, 7/25/35(b)	20,121
208,266	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.13%, 3/25/31(b)	218,467

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$84,563	Chase Mortgage Finance Corp., Series 2004-S2, Class 2A9, 5.00%, 2/25/34	$84,422
54,491	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	56,396
175,983	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	176,101
215,150	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.86%, 7/25/37(b)	207,529
66,041	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	60,523
23,011	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	23,704
71,773	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	71,261
107,128	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	83,686
121,371	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.91%, 8/25/35(b)	117,735
839,600	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(d)	856,231
6,404	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	6,583
7,291	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	7,615
179,338	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	187,363
388,063	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	392,106
55,962	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	56,700
810	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	811
75,162	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.60%, 7/20/35(b)	48,588
166,023	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	165,836
21,565	Countrywide Alternative Loan Trust, Series 2004-30CB, Class 1A2, 4.25%, 2/25/35	21,436
39,150	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	39,855
75,099	Countrywide Alternative Loan Trust, Series 2003-1T1, Class A2, 5.00%, 4/25/33	75,359
59,097	Countrywide Alternative Loan Trust, Series 2004-1T1, Class A2, 5.50%, 2/25/34	59,041

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$170,605	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	$173,004
100,938	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	101,939
161,005	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	137,978
80,935	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	31,229
81,490	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	53,150
36,561	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	36,413
76,347	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	63,338
452,212	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	336,642
74,445	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	55,793
182,233	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	156,334
44,902	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.82%, 2/25/34(b)	43,290
220,974	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.94%, 8/25/34(b)	190,520
67,617	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.02%, 2/19/34(b)	64,975
1,456	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.30%, 9/25/33(b)	1,252
22,333	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	22,325
444,379	Countrywide Home Loans, Series 2004-13, Class 2A1, 5.00%, 8/25/34	448,222
59,028	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	58,959
33,773	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	34,057
165,793	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	94,071
47,527	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.56%, 2/25/33(b)	48,080
261,980	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.77%, 11/25/32(b)	60,208
176,289	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.90%, 11/25/34(b)	174,227

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$33,370	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	$32,828
552,595	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	556,377
71,374	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	71,555
10,239	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	10,538
10,171	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	9,836
3,484	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	3,484
159,683	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	165,262
187,560	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	190,750
71,427	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	76,665
229,624	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	112,457
125,670	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	128,626
909,899	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.39%, 6/26/37(b)(d)	912,908
7,656	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.36%, 10/25/36(b)	3,126
1,046,286	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	1,058,585
75,999	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(b)	71,290
25,710	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	15,343
160,615	Fannie Mae, 2.09%, 1/1/35, Pool # 805386(b)	166,094
20,102	Fannie Mae, 2.35%, 6/1/19, Pool # 91574(b)	20,937
45,582	Fannie Mae, 2.51%, 6/1/32, Pool # 725286(b)	48,043
61,694	Fannie Mae, 2.58%, 12/1/22, Pool # 303247(b)	62,407
79,769	Fannie Mae, 2.63%, 2/1/30, Pool # 556998(b)	84,058

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$56,182	Fannie Mae, 3.13%, 7/1/27, Pool # 123496(b)	$56,861
19,143	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	19,383
11,159	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	11,638
23,997	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	24,771
2,340	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	2,363
115,135	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	121,909
89,151	Fannie Mae, 5.84%, 7/1/36, Pool # 805386(b)	95,256
18,799	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	20,708
104,272	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	106,613
3,287	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	3,381
22,647	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	22,968
45,840	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	53,340
917	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,013
9,142	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	9,718
3,719	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	4,167
16,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	19,285
4,069	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	4,195
42,738	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	48,159
66,422	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.34%, 9/25/34(b)	62,753
53,960	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	53,882
236,343	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	193,166
122,115	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	95,723
59,826	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.88%, 10/25/35(b)	50,113
153,086	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	156,298
70,344	First Horizon Mortgage Pass-Through Trust, Series 2004-2, Class 1A4, 5.00%, 5/25/34	70,352

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$7,173	Freddie Mac, 1.88%, 3/1/17, Pool # 350044(b)	$7,194
10,650	Freddie Mac, Series 1228, Class M, 2.80%, 3/15/22(b)	10,736
16,963	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	17,244
16,911	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	17,350
25,242	Freddie Mac, 4.61%, 4/1/36, Pool # 1N0148(b)	26,485
11,964	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	12,570
35,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	38,135
4,899	Freddie Mac, 6.50%, 12/1/11, Pool # E20275	4,943
23,025	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	25,110
3,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	3,087
5,681	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	5,681
14,300	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	15,712
3,240	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	3,827
9,493	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	10,454
4,761	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	5,152
4,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	4,725
13,377	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	15,107
8,459	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	9,540
423,127	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.14%, 11/19/35(b)	383,268
56,128	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A1, 5.25%, 1/25/35	56,069
49,736	Government National Mortgage Assoc., 1.88%, 5/20/34, Pool # 80916(b)	51,282
21,847	Government National Mortgage Assoc., 2.00%, 11/20/29, Pool # 876947(b)	22,590
9,812	Government National Mortgage Assoc., 2.13%, 12/20/27, Pool # 80141(b)	10,151
12,057	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool # 8437(b)	12,497
9,437	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool # 8889(b)	9,782
9,189	Government National Mortgage Assoc., 3.25%, 3/20/29, Pool # 80263(b)	9,559
17,545	Government National Mortgage Assoc., 3.38%, 1/20/23, Pool # 8123(b)	18,270
15,743	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool # 8580(b)	16,393

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$20,547	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool # 8585(b)	$21,395
8,701	Government National Mortgage Assoc., 3.38%, 3/20/26, Pool # 8832(b)	9,060
6,383	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool # 8103(b)	6,669
325	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	369
380	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	434
397	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	456
859	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	995
231,049	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.83%, 11/25/35(b)	207,772
154,847	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.88%, 4/25/35(b)	114,517
365,385	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	374,192
216,425	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	211,180
59,347	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	59,565
142,919	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	138,903
16,586	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	16,869
281,282	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.00%, 1/19/35(b)	134,250
75,153	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.07%, 12/19/35(b)	58,770
205,147	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.63%, 8/25/34(b)	184,215
47,505	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.75%, 8/25/34(b)	36,356
21,572	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 3.05%, 10/25/34(b)	19,604
240,555	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.17%, 9/25/36(b)	182,824
133,492	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.43%, 8/25/36(b)	70,476
88,204	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.50%, 7/25/36(b)	75,303
55,376	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 3.14%, 9/25/35(b)	50,944
50,000	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 3.22%, 10/25/35(b)	45,851

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$22,463	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.89%, 8/25/36(b)	$17,855
315,336	JPMorgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36(b)	34,348
49,199	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.16%, 7/25/35(b)	47,833
52,045	JPMorgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	52,052
440,591	JPMorgan ReRemic, Series 2009-5, Class 2A1, 5.13%, 1/26/37(b)(d)	438,774
399,381	JPMorgan ReRemic, Series 2009-7, Class 8A1, 5.62%, 1/27/47(b)(d)	409,370
640,247	JPMorgan ReRemic, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(d)	650,509
408,793	JPMorgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	417,006
37,890	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	36,943
68,354	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	57,873
76,167	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 2.83%, 4/21/34(b)	74,447
124,957	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	127,541
370,305	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	379,769
417,728	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	420,375
15,757	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	16,299
755,042	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	789,849
54,175	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	56,226
16,191	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	15,440
117,042	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	118,623
276,807	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	282,917
152,087	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	159,504
59,496	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	61,643
79,173	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	81,580
65,192	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.22%, 9/25/17(b)	68,297
63,444	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.91%, 7/25/34(b)	59,136
7,816	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 2.62%, 2/25/34(b)	7,643

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$91,604	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.27%, 12/25/34(b)	$88,693
192,706	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.77%, 8/25/34(b)	176,331
111,975	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.95%, 8/25/34(b)	98,287
109,639	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.06%, 8/25/35(b)	81,951
613,339	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	290,566
218,610	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	224,320
115,710	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	119,181
75,875	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	75,567
95,587	RAAC, Series 2004-SP2, Class A1, 5.97%, 1/25/17(b)	98,693
234,040	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.70%, 9/25/34(b)	233,366
72,532	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.83%, 1/25/36(b)	42,261
68,924	Residential Accredit Loans, Inc., Series 2003-QS15, Class A1, 4.00%, 8/25/33	66,681
211,698	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	214,503
1,005,376	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	1,022,394
591,525	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	608,687
122,616	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	126,627
39,107	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	39,145
87,149	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	86,368
169,272	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	120,280
76,216	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	77,461
54,041	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	56,722
13,471	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	13,880
23,976	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	24,354

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$57,996	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	$54,255
68,107	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	68,461
96,330	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	58,020
135,951	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	107,074
14,028	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	14,181
152,137	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	152,476
120,478	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	120,493
123,440	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	121,496
113,210	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	117,512
176,527	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.58%, 6/25/34(b)	168,412
67,558	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.59%, 12/25/35(b)	53,051
9,789	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.69%, 2/25/34(b)	9,283
123,476	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.72%, 11/25/34(b)	98,926
137,944	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.74%, 12/25/34(b)	110,787
615,728	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.82%, 4/25/34(b)	537,514
69,759	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.64%, 12/27/35(b)	41,913
390,757	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	415,937
97,565	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.56%, 7/25/33(b)	89,953
187,544	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	192,721
140,324	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	143,738

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$799,275	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	$818,316
351,258	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(b)	323,444
333,823	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	348,579
76,833	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	77,138
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	1,842
396,057	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.35%, 8/20/35(b)	215,448
50,608	Washington Mutual, Series 2004-AR3, Class A2, 2.70%, 6/25/34(b)	49,816
120,740	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	121,560
51,111	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	52,126
50,943	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	52,677
7,341	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	7,532
11,966	Washington Mutual, Series 2006-AR8, Class 1A1, 5.66%, 8/25/46(b)	10,894
440,719	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	447,198
41,710	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.67%, 7/25/44(b)	33,872
153,117	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 2.72%, 10/25/35(b)	147,875
177,121	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	180,592
436,216	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.45%, 11/25/36(b)	397,443
76,305	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.85%, 9/25/36(b)	69,966
293,220	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	303,605
51,011	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS7, Class 2A1, 5.50%, 10/25/17	52,104
55,008	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	56,539
113,812	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	100,392
205,268	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.74%, 2/25/35(b)	187,753

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$41,673	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.84%, 5/25/35(b)	$39,592
123,778	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.88%, 10/25/35(b)	123,263
44,179	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.89%, 7/25/34(b)	46,123
30,656	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.91%, 4/25/36(b)	28,467
34,671	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.95%, 12/25/34(b)	34,632
75,824	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.51%, 6/25/34(b)	74,907
66,896	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	68,954
Total Mortgage Backed Securities		32,982,691

Corporate Bonds (12.8%)
Diversified Financial Services (2.1%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	528,960
350,000	General Electric Capital Corp., 4.15%, 5/15/12	357,679
600,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	666,295
		1,552,934
Electric Integrated (1.6%)
1,215,000	Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/11	1,231,358

Financial Services (7.3%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	313,488
1,000,000	Citigroup, Inc., 5.10%, 9/29/11	1,024,437
750,000	Citigroup, Inc., 5.85%, 7/2/13	811,323
1,500,000	I-Preferred Term Securities IV, 1.05%, 6/24/34, Continuously Callable @ 100(b)(d)	840,000
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12(e)	507,500
1,068,000	Morgan Stanley, Series C, 3.85%, 11/1/13, MTN(b)	1,108,029
500,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(f)*	496,488
502,670	Preferred Term Securities IX, 2.10%, 4/3/33, Continuously Callable @ 100(a) (b)(c)	84,826

Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$305,438	Preferred Term Securities V, 2.40%, 4/3/32, Continuously Callable @ 100(b)(d)(g)	$305
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	122
334,400	Trains 10-2002, 6.32%, 1/15/12(b)(d)	342,278
		5,528,796
Insurance (1.3%)
500,000	Jackson National Life Global, 5.38%, 5/8/13(d)	540,556
350,000	MetLife, Inc., 6.75%, 6/1/16	406,291
		946,847
Telecommunications-Services & Equipment (0.5%)
350,000	AT&T Mobility LLC, 6.50%, 12/15/11	366,314
Total Corporate Bonds		9,626,249

U.S. Government Agency Securities (9.6%)
	Fannie Mae
2,039,000	1.00%, 11/23/15, Callable 11/23/11 @ 100(f)*	2,010,984
600,000	1.00%, 1/27/16, Callable 1/27/12 @ 100(f)*	600,182
750,000	1.50%, 7/13/15, Callable 4/13/11 @ 100(f)*	751,148
	Fannie Mae Strips
1,000,000	12.14%, 11/15/16(h)	836,806
	Federal Home Loan Bank
385,000	1.25%, 3/10/16, Callable 6/10/11 @ 100(f)*	385,758
	Freddie Mac
1,000,000	1.00%, 3/7/14, Callable 6/7/11 @ 100, MTN(f)*	1,000,816
650,000	1.00%, 9/30/15, Callable 3/30/11 @ 100, MTN(f)*	649,044
1,000,000	1.25%, 8/25/15, Callable 5/25/11 @ 100, MTN(f)*	997,682
Total U.S. Government Agency Securities		7,232,420

U.S. Treasury Obligations (26.7%)
	U.S. Treasury Notes
2,500,000	0.38%, 8/31/12	2,497,265
2,000,000	0.88%, 5/31/11	2,003,516
1,000,000	0.88%, 1/31/12	1,005,430
3,000,000	0.88%, 2/29/12	3,017,220
3,000,000	1.00%, 4/30/12	3,022,860
6,750,000	1.25%, 9/30/15	6,542,755
1,000,000	1.38%, 3/15/13	1,013,520
1,000,000	2.25%, 11/30/17	968,906
Total U.S. Treasury Obligations		20,071,472

See notes to financial statements.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Investments in Affiliates (3.4%)
2,566,789	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	$2,566,789
Total Investments in Affiliates		2,566,789

Total Investments (Cost $85,161,521)(i)—100.4%		75,461,255
Liabilities in excess of other assets — (0.4)%		(252,270)
Net Assets — 100.0%		$75,208,985

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2011.
(g)	Security was fair valued at February 28, 2011, using procedures approved by the Board of Trustees.
(h)	Rate represents the effective yield at purchase.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

MTN	Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (2.3%)
$24,761	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$24,597
669,294	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.45%, 12/23/37(a)(b)(c)	6,693
833,044	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	8,331
25,753	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	25,705
68,494	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	66,848
158,404	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.97%, 9/25/33(b)	68,492
353,485	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	278,931
2,210,677	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.76%, 8/5/36(a)(b) (c)	221
Total Asset Backed Securities		479,818

Mortgage Backed Securities (49.1%)
143,389	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(b)	136,399
89,715	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	87,036
40,653	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.24%, 11/20/34(b)	36,024
71,935	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	75,179
93,922	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	96,730
89,558	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.17%, 11/25/34(b)	79,123
75,272	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	77,507
18,164	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	18,799
105,883	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	104,120
185,436	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	170,992
74,495	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	75,427
39,341	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	34,946
18,639	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	19,071
94,047	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	97,625
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	105,712
100,482	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	94,274

Principal
Amount	Security Description	Value

Mortgage Backed Securities, continued:
$305,357	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	$139,482
264,900	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	84,476
142,811	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	146,633
52,097	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	52,656
238,006	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	177,180
87,972	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	90,314
96,031	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.76%, 2/25/34(b)	96,122
122,763	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.94%, 8/25/34(b)	105,844
146,973	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	153,679
60,598	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	59,532
65,767	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	58,205
59,465	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	61,903
53,112	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	54,143
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	73,285
98,215	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	100,108
143,170	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	146,057
49,164	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	50,000
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	148,930
20,443	Fannie Mae, 2.77%, 9/1/33, Pool #739372(b)	21,476
17,840	Fannie Mae, 2.88%, 7/1/23, Pool #224951(b)	18,791
3,349	Fannie Mae, Series 1992-45, Class F, 3.02%, 4/25/22(b)	3,513
5,243	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	5,423
6,439	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	6,488
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	34,749

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$34,473	Fannie Mae, 5.43%, 1/1/37, Pool #906675(b)	$36,324
85	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	92
23,405	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	25,278
1,483	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,635
15,688	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	17,115
10,322	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	11,418
39,842	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	44,544
2,806	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,382
14,868	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	18,125
10,751	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	11,984
1,691	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1,887
8,574	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	10,742
2,915	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	3,259
2,680	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	3,021
1,314	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,518
44,865	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	44,883
1,291	Freddie Mac, Series 1227, Class P, 3.14%, 3/15/22(b)	1,351
97,679	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	103,195
9,917	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	10,056
81,920	Freddie Mac, 5.22%, 8/1/34, Pool #755230(b)	86,437
4,368	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	4,805
23,882	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	25,520
20,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	21,845
32,428	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	33,802
11,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	11,994
21,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	22,881
13,997	Freddie Mac, 6.50%, 12/1/11, Pool # E20275	14,124
16,396	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	19,368

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$15,551	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	$17,200
12,429	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	13,132
17,054	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	17,297
5,808	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	6,504
13,120	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	13,122
5,129	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	5,716
20,692	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	23,740
31,664	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	35,760
3,983	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	3,993
7,268	Freddie Mac, 9.00%, 5/1/16, Pool #170164	8,217
6,265	Freddie Mac, 9.00%, 6/1/16, Pool #170171	7,083
8,334	Freddie Mac, 9.00%, 9/1/16, Pool #170192	9,444
5,338	Freddie Mac, 9.50%, 6/1/16, Pool #274005	5,421
4,144	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	4,218
12,233	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	12,868
10,092	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,627
392	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	450
6,638	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	7,210
2,878	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	2,910
6,185	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	7,221
2,085	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,432
478	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	557
1,198	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,395
4,384	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,116
20,992	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	24,496
22,104	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	25,883
999	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,153

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$28,752	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	$29,480
4,605	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	4,675
72,431	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.69%, 4/25/37(b)	50,041
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.14%, 9/25/35(b)	555,375
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.01%, 2/25/35(b)	348,415
130,000	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.24%, 10/25/36(b)	98,789
43,156	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.71%, 4/25/36(b)	40,048
65,188	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	68,075
77,729	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	79,716
70,848	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	72,009
122,945	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	130,191
87,885	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	89,807
202,068	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	206,272
28,940	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	28,100
73,894	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	77,377
102,664	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	107,735
40,372	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	41,829
67,237	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(b)	68,641
129,684	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	133,755
174,394	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	157,877
260,739	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	241,418
158,260	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(b)	148,063
143,115	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	83,216
86,042	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(b)	83,461
17,879	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	18,851
95,587	RAAC, Series 2004-SP2, Class A1, 5.97%, 1/25/17(b)	98,693

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$65,298	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	$67,404
89,440	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	90,864
26,726	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	26,486
74,298	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	69,898
83,639	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	77,595
206,855	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	208,152
51,111	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	52,789
62,330	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	45,588
103,124	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	67,903
214,245	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	203,473
38,239	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	35,773
147,027	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	127,669
214,448	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	160,928
46,412	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	47,088
43,195	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	43,999
31,661	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 4/25/18	32,618
48,485	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	51,609
79,656	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	81,131
1,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	1,036
20,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	20,320
46,686	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	47,588
840	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	832
227,308	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.54%, 3/25/34(b)	232,656
48,211	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	52,330

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$198,029	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.35%, 8/20/35(b)	$107,724
110,644	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	114,028
20,956	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	21,670
69,869	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	72,445
5,451	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	5,712
179,688	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	150,717
57,124	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	58,405
18,415	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34(b)	19,168
90,702	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	94,754
251,928	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	255,469
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37(d)	119,763
Total Mortgage Backed Securities		9,990,196
Corporate Bonds (20.2%)
Diversified Financial Services (0.2%)
40,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	44,420
Financial Services (15.1%)
1,000,000	American General Finance, 6.90%, 12/15/17	897,500
100,000	Bank of America Corp., 6.50%, 8/1/16	112,203
225,000	Citigroup, Inc., 5.85%, 7/2/13	243,397
500,000	I-Preferred Term Securities, 2.40%, 12/11/32, Continuously Callable @ 100(a)(b)	187,500
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(e)	475,650
225,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(f)*	223,420
502,670	Preferred Term Securities IX, 2.10%, 4/3/33, Continuously Callable @ 100(a) (b)(c)	84,825
502,391	Preferred Term Securities XI, 1.90%, 9/24/33, Continuously Callable @ 100(a) (b)(c)	138,158
973,987	Preferred Term Securities XX, 0.75%, 3/22/38, Callable 4/7/11 @ 100(b)(e)*	374,985
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	122

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,094,044	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)(e)*	$142,226
176,000	Trains 10-2002, 6.81%, 1/15/12(b)(e)	180,146
		3,060,132
Insurance (1.1%)
200,000	MetLife, Inc., 6.75%, 6/1/16	232,166
Security Brokers & Dealers (3.5%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	321,413
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(g)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	394,243
		715,766
Telecommunications (0.3%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/4/11 @ 101.27*	49,862
Total Corporate Bonds		4,102,346
Taxable Municipal Bond (0.4%)
Wisconsin (0.4%)
85,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 4/7/11 @ 100, Enhanced by: LOC*	85,302
Total Taxable Municipal Bond		85,302
U.S. Government Agency Securities (7.7%)
1,000,000	Fannie Mae Strips, 12.14%, 11/15/16(h)	836,806
175,000	Federal Home Loan Bank, 1.00%, 9/16/20, Callable 9/16/11 @ 100(f)*	172,972
550,000	Freddie Mac, 1.25%, 8/25/15, Callable 5/25/11 @ 100, MTN(f)*	548,725
Total U.S. Government Agency Securities		1,558,503
U.S. Treasury Obligations (17.4%)
	U.S. Treasury Notes
1,425,000	1.25%, 9/30/15	1,381,248
200,000	2.13%, 5/31/15	202,828
1,035,000	2.25%, 11/30/17	1,002,818
550,000	2.75%, 2/15/19	539,171
400,000	3.63%, 2/15/20	411,938
Total U.S. Treasury Obligations		3,538,003
Investments in Affiliates (2.3%)
462,595	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	462,595
Total Investments in Affiliates		462,595

Total Investments (Cost $27,531,586)(i)—99.4%		20,216,763
Other assets in excess of liabilities — 0.6%		125,304
Net Assets — 100.0%		$20,342,067

See notes to financial statements.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Security was fair valued at February 28, 2011, using procedures approved by the Board of Trustees.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2011.
(g)	Issuer has defaulted on the payment of interest.
(h)	Rate represents the effective yield at purchase.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LOC	Letter of Credit
MTN	Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Statements of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Asset Backed Securities (1.3%)
$23,305	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	$23,150
514,841	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.45%, 12/23/37(a)(b)(c)	5,148
833,044	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)(c)	8,331
18,395	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	18,361
130,139	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	127,011
280,083	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(b)	282,237
1,105,339	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.76%, 8/5/36(a) (b)(c)	111
Total Asset Backed Securities		464,349

Mortgage Backed Securities (41.7%)
56,692	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	58,624
86,242	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	74,901
97,266	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	75,830
95,000	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	93,129
182,525	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	187,392
156,907	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.18%, 11/25/36(b)	99,740
119,663	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34(b)	121,411
2,726	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	2,693
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	35,527
175,839	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	186,356
15,239	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	15,479
4,834	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,945
482,612	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(b)	388,358
111,261	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	102,595
75,922	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	54,591
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,847

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	$101,503
202,590	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	205,126
95,907	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	44,387
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	197,651
699,280	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	541,912
50,713	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	52,340
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	78,916
684,388	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	437,783
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	351,947
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	231,469
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	246,402
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	103,964
4,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	4,111
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	113,293
56,041	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	57,452
25,876	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	27,527
9,319	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,447
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,350
241,726	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	195,444
101,201	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	96,748
62,768	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	63,312
72,456	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	73,361
586,212	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	501,952
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,417

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$297,411	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	$193,598
86,714	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	78,206
37,690	Fannie Mae, 2.56%, 12/1/27, Pool #422279(b)	39,675
4,824	Fannie Mae, 4.50%, 5/1/19, Pool #761398	5,108
1,903	Fannie Mae, 5.00%, 3/1/18, Pool #688031	2,041
6,484	Fannie Mae, 5.00%, 8/1/33, Pool #730856	6,855
5,225	Fannie Mae, 5.00%, 7/1/35, Pool #832198	5,514
122,199	Fannie Mae, 5.15%, 2/1/33, Pool #683235(b)	129,052
3,735	Fannie Mae, 5.50%, 2/1/33, Pool #683351	4,026
1,722	Fannie Mae, 5.50%, 9/1/34, Pool #725773	1,855
40,399	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	44,379
28,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	30,279
50,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	55,255
60,787	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	72,241
3,890	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	4,040
35,847	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	40,922
164,435	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.08%, 8/25/42(b)	172,290
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(b)	45,552
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	322,239
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	81,240
1,190	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	1,228
41,003	Freddie Mac, 2.50%, 4/1/24, Pool #409624(b)	41,291
97,679	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	103,195
28,479	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	28,873
25,118	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	27,496
20,067	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	21,529
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	70,248

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,098	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	$3,391
10,498	Freddie Mac, 6.50%, 12/1/11, Pool # E20275	10,593
90,426	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	99,701
27,104	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	28,504
9,955	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	11,199
7,522	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	8,199
132,717	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	134,607
21,849	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	25,068
926	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	963
16,230	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(b)	16,291
129,532	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	130,033
16,537	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	18,977
30,556	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	35,291
21,887	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	25,322
3,187	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	3,578
18,479	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	19,974
447	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	523
7,712	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	9,098
18,988	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	19,058
306,985	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(b)	279,785
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.14%, 8/25/35(b)	709,428
144,091	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.67%, 4/25/36(b)	136,168
51,375	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.87%, 6/25/36(b)	45,982
95,758	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	94,126
168,923	JPMorgan ReRemic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(b)(d)	172,317
47,212	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	47,395
159,100	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	161,168

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$195,879	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	$190,617
386,141	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	389,345
188,755	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	195,245
252,585	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	257,840
87,885	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	89,807
110,087	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	110,442
23,030	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	23,769
64,697	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	67,492
6,296	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	6,300
76,557	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	79,373
25,519	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	26,837
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	227,761
47,601	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	48,104
116,567	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.20%, 4/25/29(b)	112,485
162,694	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	167,801
24,130	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	25,414
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	322,448
627,859	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	627,860
89,043	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	65,125
25,493	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	23,848
735,186	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	659,474
336,179	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	284,915
33,743	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	33,675
39,784	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.62%, 6/25/36(b)	33,594
254,377	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	233,684

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$33,611	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	$33,067
171,917	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	177,698
5,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	5,181
116,362	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	121,546
67,302	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	21,494
99,014	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.35%, 8/20/35(b)	53,862
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	610,272
53,482	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	56,932
10,186	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	9,898
11,740	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	12,302
75,768	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	79,316
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37(e)	80,437
99,598	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	104,599
Total Mortgage Backed Securities		14,894,057

Corporate Bonds (17.0%)
Diversified Financial Services (0.8%)
250,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	277,623
Financial Services (9.0%)
500,000	American General Finance, 6.90%, 12/15/17	448,750
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	103,638
100,000	Bank of America Corp., 6.50%, 8/1/16	112,203
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	104,496
200,000	Citigroup, Inc., 5.13%, 5/5/14	215,005
545,000	General Electric Capital Corp., 5.45%, 1/15/13	584,506
500,000	I-Preferred Term Securities, 2.40%, 12/11/32, Continuously Callable @ 100(a)(b)	187,500
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	713,475

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$250,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(f)*	$248,244
1,005,340	Preferred Term Securities IX, 2.10%, 4/3/33, Continuously Callable @ 100(a)(b)(c)	169,651
502,391	Preferred Term Securities XI, 1.90%, 9/24/33, Continuously Callable @ 100(a)(b)(c)	138,158
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)(c)	61
176,000	Trains 10-2002, 6.81%, 1/15/12(b)(d)	180,146
		3,205,833
Insurance (0.6%)
175,000	MetLife, Inc., 6.75%, 6/1/16	203,145
Security Brokers & Dealers (3.6%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	535,688
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(g)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	756,082
		1,291,840
Telecommunications (0.7%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/4/11 @ 101.27*	134,629
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/4/11 @ 101.27*	125,653
		260,282
Telecommunications-Services & Equipment (2.3%)
500,000	AT&T Mobility LLC, 6.50%, 12/15/11	523,306
250,000	Verizon Communications, Inc., 8.75%, 11/1/18	322,619
		845,925
Total Corporate Bonds		6,084,648

Taxable Municipal Bonds (1.5%)
Missouri (1.2%)
75,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	75,153
380,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	370,663
		445,816
Wisconsin (0.3%)
105,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 4/7/11 @ 100, Enhanced by: LOC*	105,373
Total Taxable Municipal Bond		551,189

Shares or
Principal
Amount	Security Description	Value
U.S. Government Agency Securities (11.7%)
	Fannie Mae
$350,000	1.00%, 1/27/16, Callable 1/27/12 @ 100(f)*	$350,106
500,000	1.50%, 7/13/15, Callable 4/13/11 @ 100(f)*	500,766
300,000	1.63%, 10/26/15	291,725
350,000	2.00%, 1/11/21, Callable 7/11/11 @ 100(f)*	349,181
350,000	2.25%, 3/9/23, Callable 9/9/11 @ 100(f)*	350,716
	Fannie Mae Strips
500,000	12.14%, 11/15/16(h)	418,403
	Federal Home Loan Bank
260,000	1.00%, 9/16/20, Callable 9/16/11 @ 100(f)*	256,987
500,000	1.25%, 6/30/15, Callable 6/30/11 @ 100(f)*	501,035
	Freddie Mac
550,000	1.25%, 8/25/15, Callable 5/25/11 @ 100, MTN(f)*	548,725
250,000	2.00%, 4/15/16, Callable 4/15/11 @ 100, MTN(f)*	250,568
350,000	2.25%, 1/28/16, Callable 4/28/11 @ 100, MTN(f)*	348,762
Total U.S. Government Agency Securities		4,166,974

U.S. Treasury Obligations (23.3%)
350,000	U.S. Treasury Bonds, 4.25%, 11/15/40	335,727
	U.S. Treasury Notes
1,000,000	1.00%, 4/30/12	1,007,620
250,000	1.25%, 8/31/15	242,852
2,450,000	1.25%, 9/30/15	2,374,778
500,000	1.25%, 10/31/15	483,437
1,000,000	1.38%, 5/15/13	1,013,050
1,400,000	2.25%, 11/30/17	1,356,468
500,000	2.75%, 2/15/19	490,156
500,000	3.63%, 2/15/20	514,922
500,000	3.63%, 2/15/21	508,828
Total U.S. Treasury Obligations		8,327,838
Investments in Affiliates (3.8%)
1,341,587	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,341,587
Total Investments in Affiliates		1,341,587
Total Investments (Cost $40,932,567)(i)—100.3%		35,830,642
Liabilities in excess of other assets — (0.3)%		(91,470)
Net Assets — 100.0%		$35,739,172

See notes to financial statements.

CAVANAL HILL FUNDS
Bond Fund

Statements of Portfolio Investments
February 28, 2011
(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
(c)	Issuer has deferred on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Security was fair valued at February 28, 2011, using procedures approved by the Board of Trustees.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2011.
(g)	Issuer has defaulted on the payment of interest.
(h)	Rate represents the effective yield at purchase.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
MTN	Medium Term Note

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments
 February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks (51.1%)
Aerospace/Defense (0.1%)
912	Curtiss-Wright Corp.	$33,653
435	General Dynamics Corp.	33,112
410	Raytheon Co.	20,996
		87,761
Agriculture (0.0%)
105	Bunge Ltd. ADR(a)	7,578
Airlines (0.1%)
665	Alaska Air Group, Inc.(a)	39,534
25	United Continental Holdings, Inc.(a)	601
		40,135
Apparel / Footwear (0.4%)
15,043	Foot Locker, Inc.	298,904
Apparel Manufacturers (0.7%)
539	Columbia Sportswear Co.	33,844
1,435	NIKE, Inc., Class B	127,758
55	Polo Ralph Lauren Corp.	6,969
664	The Warnaco Group, Inc.(a)	38,983
2,713	VF Corp.	259,553
		467,107
Auto Manufacturers (0.2%)
9,349	Ford Motor Co.(a)	140,702
Auto Parts & Equipment (0.1%)
1,270	Johnson Controls, Inc.	51,816
Automotive Parts (0.4%)
3,372	Navistar International Corp.(a)	208,997
695	TRW Automotive Holdings Corp.(a)	39,476
		248,473
Banking (3.2%)
38,072	Bank of America Corp.	544,049
4,935	East West Bancorp, Inc.	114,591
7,175	First Niagara Financial Group, Inc.	103,894
1,170	Fulton Financial Corp.(a)	12,741
6,980	Hudson City Bancorp, Inc.	80,270
5,240	J.P. Morgan Chase & Co.	244,656
6,657	Peoples United Financial, Inc.	87,739
6,714	PNC Financial Services Group	414,254
1,722	Simmons First National Corp., Class A	49,559
885	State Street Corp.	39,577
16,337	TrustCo Bank Corp. NY	98,512
6,569	U.S. Bancorp	182,158
3,451	Washington Federal, Inc.	61,324
3,745	Wells Fargo & Co.	120,814
		2,154,138
Beverages (0.4%)
2,955	Coca-Cola Enterprises, Inc.(a)	77,716
860	Diageo PLC ADR	67,304
1,895	PepsiCo, Inc.	120,181
		265,201
Biotechnology (0.1%)
225	BioMarin Pharmaceutical, Inc.(a)	5,503
842	Life Technologies Corp.(a)	44,938
		50,441
Broadcasting/Cable (0.7%)
440	Cablevision Systems Corp., Class A	16,214
17,401	CBS Corp., Class B	415,188

Shares	Security Description	Value
Common Stocks, continued:
Broadcasting/Cable, continued:
1,775	Comcast Corp., Class A	$45,724
		477,126
Building Materials (0.3%)
1,688	Apogee Enterprises, Inc.	23,075
1,301	Nucor Corp.	62,396
2,101	Vulcan Materials Co.	96,331
		181,802
Business Equipment & Services (0.2%)
255	Diebold, Inc.(a)	8,966
960	Paychex, Inc.	32,285
1,460	Pitney Bowes, Inc.	36,763
698	WESCO International, Inc.(a)	40,637
		118,651
Chemicals (0.7%)
795	Cabot Corp.	34,392
1,352	E.I. du Pont de Nemours & Co.	74,184
290	Eastman Chemical Co.	27,089
6,405	Huntsman Corp.	113,048
570	PPG Industries, Inc.	50,376
800	Praxair, Inc.	79,504
390	RPM International, Inc.	8,958
410	The Dow Chemical Co.	15,236
895	The Mosaic Co.	76,836
		479,623
Coal (0.4%)
1,290	Alpha Natural Resources, Inc.(a)	69,944
6,300	Arch Coal, Inc.(a)	211,239
		281,183
Commercial Services (0.1%)
580	CoreLogic, Inc.(a)	10,817
610	Jacobs Engineering Group, Inc.(a)	30,537
875	Total System Services, Inc.	15,531
		56,885
Computer Software & Services (0.9%)
5,420	Adobe Systems, Inc.(a)	186,990
260	Cognizant Technology Solutions Corp., Class A(a)	19,986
5,005	Compuware Corp.(a)	56,356
260	EMC Corp.(a)	7,075
440	FactSet Research Systems, Inc.	46,147
1,990	Liberty Media Corp., Class A(a)	31,959
190	Micros Systems, Inc.(a)	9,052
4,460	Microsoft Corp.	118,547
3,265	Oracle Corp.	107,419
		583,531
Computers & Peripherals (2.6%)
2,275	Apple Computer, Inc.(a)	803,553
22,821	Cisco Systems, Inc.(a)	423,558
585	Dell, Inc.(a)	9,260
155	Hewlett-Packard Co.	6,763
725	Lexmark International, Inc., Class A(a)	27,209
8,439	NetApp, Inc.(a)	435,959
325	Teradata Corp.(a)	15,541
		1,721,843

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Construction (0.2%)
2,541	Granite Construction, Inc.	$72,419
765	URS Corp.(a)	35,595
		108,014
Consumer Products (0.8%)
1,240	Avon Products, Inc.	34,484
2,161	JAKKS Pacific, Inc.(a)	40,281
10,834	Mattel, Inc.	271,500
980	The Estee Lauder Cos., Inc., Class A	92,522
1,960	The Procter & Gamble Co.	123,578
		562,365
Distribution/Wholesale (0.1%)
325	Genuine Parts Co.	17,124
380	MSC Industrial Direct Co., Inc., Class A.	24,012
		41,136
Diversified Financial Services (0.7%)
565	CME Group, Inc.	175,873
1,350	E*TRADE Financial Corp.(a)	21,573
1,675	Goldman Sachs Group, Inc.	274,332
		471,778
Diversified Manufacturing Operations (1.5%)
5,116	Corning, Inc.	117,975
475	Cummins, Inc.	48,032
2,260	Danaher Corp.	114,356
230	Dover Corp.	14,778
50	Eaton Corp.	5,539
5,120	General Electric Co.	107,110
881	Harsco Corp.	30,104
835	Leggett & Platt, Inc.	19,255
3,322	Packaging Corp. of America	95,640
4,265	Parker Hannifin Corp.	380,353
2,077	Textron, Inc.	56,266
285	Walter Energy, Inc.(a)	34,488
		1,023,896
Drugs Wholesale (0.0%)
505	AmerisourceBergen Corp.	19,145
Electric Integrated (1.4%)
975	Consolidated Edison, Inc.	48,730
2,890	DPL, Inc.	75,198
8,310	Duke Energy Corp.	149,497
7,634	FirstEnergy Corp.	292,365
2,085	Northwestern Corp.	61,945
45	OGE Energy Corp.	2,165
2,260	Pepco Holdings, Inc.	42,330
230	Progress Energy, Inc.	10,513
7,020	Southern Co.	267,532
		950,275
Electrical Components & Equipment (0.3%)
1,620	GrafTech International Ltd.(a)	32,416
5,243	Molex, Inc.	146,437
		178,853
Electronic Components/Instruments (1.2%)
935	Agilent Technologies, Inc.(a)	39,345
1,910	Amphenol Corp., Class A	109,787
750	AVX Corp.(a)	11,962

Shares	Security Description	Value
Common Stocks, continued:
Electronic Components/Instruments, continued:
3,404	Emerson Electric Co.	$203,083
605	Itron, Inc.(a)	34,310
2,350	Jabil Circuit, Inc.	50,360
1,663	L-3 Communications Holdings, Inc.	131,859
3,085	Thermo Fisher Scientific, Inc.(a)	172,205
4,190	Vishay Intertechnology, Inc.(a)	73,115
		826,026
Energy-Alternative Sources (0.1%)
685	Energizer Holdings, Inc.(a)	45,779
Engineering & Construction (0.0%)
1,375	McDermott International, Inc.(a)	31,556
Entertainment (0.2%)
355	Activision Blizzard, Inc.(a)	3,948
1,632	DreamWorks Animation SKG, Inc.(a)	45,076
1,440	Regal Entertainment Group, Class A	21,513
3,442	World Wrestling Entertainment, Inc., Class A	44,436
		114,973
Financial Services (2.3%)
155	Automatic Data Processing, Inc.	7,750
4,530	Bank of New York Mellon Corp.	137,667
1,060	BlackRock, Inc.	216,229
3,770	Capitol Federal Financial, Inc.(a)	47,653
1,559	Coinstar, Inc.(a)	66,538
12,122	Discover Financial Services	263,654
4,230	Janus Capital Group, Inc.	56,809
2,240	Legg Mason, Inc.	81,200
4,611	Morgan Stanley	136,854
3,720	Ocwen Financial Corp.(a)	39,358
1,860	Raymond James Financial, Inc.	71,275
1,315	SLM Corp.(a)	19,488
2,767	T. Rowe Price Group, Inc.	185,334
1,530	The NASDAQ OMX Group, Inc.(a)	43,773
1,470	Visa, Inc.	107,384
3,260	Western Union Co.	71,687
		1,552,653
Food Products & Services (0.8%)
1,397	Archer-Daniels-Midland Co.	51,940
885	ConAgra Foods, Inc.(a)	20,497
2,588	Flowers Foods, Inc	68,841
582	Ralcorp Holdings, Inc.(a)	37,743
2,899	Safeway, Inc.	63,256
6,705	Sysco Corp.	186,332
7,250	Tyson Foods, Inc., Class A(a)	135,067
		563,676
Food-Miscellaneous/Diversified (0.4%)
4,618	H.J. Heinz Co.	231,916
945	Whole Foods Market, Inc.	55,339
		287,255
Forest Products & Paper (0.2%)
1,455	Domtar Corp.	127,167
175	Weyerhaeuser Co.(a)	4,272
		131,439

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Health Care (1.0%)
1,510	Cigna Corp.	$63,526
995	Community Health Systems, Inc.(a)	40,666
3,740	Coventry Health Care, Inc.(a)	112,948
515	Express Scripts, Inc.(a)	28,953
2,055	Humana, Inc.(a)	133,595
6,500	UnitedHealth Group, Inc.	276,770
		656,458
Healthcare-Products (0.2%)
1,460	Herbalife Ltd.	114,479
610	The Cooper Cos., Inc.	37,710
		152,189
Healthcare-Services (0.2%)
672	Alere, Inc.(a)	25,966
240	Brookdale Senior Living, Inc.(a)	6,454
3,846	NutriSystem, Inc.	50,883
530	SXC Health Solutions Corp.(a)	26,155
		109,458
Holding Companies (0.1%)
1,425	Impala Platinum Holdings Ltd. ADR	41,938
Home Furnishings (0.2%)
90	Mohawk Industries, Inc.(a)	5,230
2,340	Tempur-Pedic International, Inc.(a)	109,840
		115,070
Hotels (0.2%)
145	Choice Hotels International, Inc.(a)	5,600
3,941	Orient-Express Hotels Ltd.(a)	49,735
635	Starwood Hotels & Resorts Worldwide, Inc.	38,799
2,005	Wyndham Worldwide Corp.	62,716
		156,850
Human Resources (0.2%)
905	Manpower, Inc.	57,467
1,675	Robert Half International, Inc.(a)	53,433
		110,900
Insurance (1.6%)
980	Aflac, Inc.	57,683
1,195	Arthur J. Gallagher & Co.	37,523
900	Axis Capital Holdings Ltd.	32,688
895	Cincinnati Financial Corp.	30,475
8,275	Fidelity National Financial, Inc., Class A	114,609
3,247	Lincoln National Corp.	102,995
5,970	Marsh & McLennan Cos., Inc.	181,727
5,180	Old Republic International Corp.	64,750
1,940	Protective Life Corp.	55,154
1,670	The Chubb Corp.	101,335
5,525	The Hartford Financial Services Group, Inc.	163,540
735	Torchmark Corp.	47,959
1,971	Willis Group Holdings PLC	76,652
		1,067,090
Internet (1.1%)
8,768	eBay, Inc.(a)	293,772
85	F5 Networks, Inc.(a)	10,031
650	Google, Inc., Class A(a)	398,710

Shares	Security Description	Value
Common Stocks, continued:
Internet, continued:
500	WebMD Health Corp.(a)	$29,000
		731,513
Leisure Time (0.1%)
815	Penn National Gaming, Inc.(a)	29,152
235	Royal Caribbean Cruises Ltd.(a)	10,291
		39,443
Machinery & Equipment (1.5%)
4,760	AGCO Corp.(a)	260,753
1,032	Babcock & Wilcox Co.(a)	34,851
935	Caterpillar, Inc.	96,239
1,030	Gardner Denver, Inc.	75,334
165	Joy Global, Inc.	16,068
2,435	Kennametal, Inc.	93,650
490	Roper Industries, Inc.	41,224
1,504	Terex Corp.(a)	50,760
3,475	Timken Co.	169,302
305	Tractor Supply Co.	15,881
1,485	United Technologies Corp.	124,057
		978,119
Machinery-Diversified (0.3%)
1,960	Pall Corp.	106,545
2,071	Teleflex, Inc.	120,926
		227,471
Media (0.1%)
1,490	Meredith Corp.	52,537
1,675	News Corp., Class A	29,095
		81,632
Medical Equipment & Supplies (0.6%)
1,250	Becton, Dickinson & Co.	100,000
928	Haemonetics Corp.(a)	57,211
45	Hill-Rom Holdings, Inc.(a)	1,713
2,596	Hologic, Inc.(a)	52,387
3,420	PerkinElmer, Inc.	90,630
1,580	Stryker Corp.	99,951
		401,892
Medical-Biotechnology (0.1%)
10	Celgene Corp.(a)	531
1,440	Pharmaceutical Product Development, Inc.	39,557
		40,088
Metals (0.3%)
1,069	Allegheny Technologies, Inc.	71,708
1,525	Cliffs Natural Resources, Inc.	148,032
		219,740
Metals-Processing & Fabrication (0.7%)
11,171	Alcoa, Inc.	188,231
1,953	Carpenter Technology Corp.(a)	81,206
6,490	Commercial Metals Co.	108,188
20	Freeport-McMoran Copper & Gold, Inc.	1,059
140	Newmont Mining Corp.(a)	7,738
1,332	Shaw Group, Inc.(a)	52,907
820	Titanium Metals Corp.(a)	15,572
		454,901

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services (2.8%)
1,334	Apache Corp.	$166,243
2,241	Baker Hughes, Inc.	159,223
1,405	Cameron International Corp.(a)	83,078
667	Devon Energy Corp.	60,990
972	Forest Oil Corp.(a)	34,496
2,141	Halliburton Co.	100,499
1,250	Helmerich & Payne, Inc.	81,237
425	Holly Corp.	24,285
2,516	Noble Corp.(a)	112,490
2,560	Patterson-UTI Energy, Inc.	69,990
3,573	Petrohawk Energy Corp.(a)	77,177
1,024	Sasol ADR	56,187
6,743	Southwestern Energy Co.(a)	266,214
4,995	Tesoro Corp.(a)	118,781
1,090	Ultra Petroleum Corp.(a)	49,432
11,745	Valero Energy Corp.	330,974
3,016	Weatherford International Ltd.(a)	72,927
		1,864,223
Oil-Integrated Companies (3.0%)
1,755	Chevron Corp.	182,081
5,992	ConocoPhillips	466,597
4,640	Exxon Mobil Corp.	396,859
10,290	Marathon Oil Corp.	510,384
1,153	Occidental Petroleum Corp.	117,572
410	SEACOR Holdings, Inc.	38,856
2,362	Sunoco, Inc.	98,873
3,387	Total SA ADR	207,623
		2,018,845
Packaging & Containers (0.1%)
600	Bemis Co., Inc.	19,710
735	MeadWestvaco Corp.	21,572
		41,282
Paper Products (0.2%)
100	International Paper Co.	2,778
1,305	Kimberly-Clark Corp.	85,999
1,230	Temple-Inland, Inc.	28,770
		117,547
Pharmaceuticals (2.0%)
6,444	Abbott Laboratories	309,957
10,581	Bristol-Myers Squibb Co.	273,096
2,530	Cephalon, Inc.(a)	142,464
1,220	Charles River Laboratories International, Inc.(a)	44,457
5,645	Eli Lilly & Co.	195,091
2,245	Endo Pharmaceuticals Holdings, Inc.(a)	79,742
1,160	Forest Laboratories, Inc.(a)	37,584
2,045	Perrigo Co.	156,299
2,177	Roche Holding AG ADR	81,768
		1,320,458
Pipelines (0.6%)
1,110	Magellan Midstream Partners LP	67,089
888	ONEOK Partners LP	73,837
690	ONEOK, Inc.	44,553
6,630	The Williams Cos., Inc.	201,287
		386,766

Shares	Security Description	Value
Common Stocks, continued:
Printing & Publishing (0.2%)
1,485	R.R. Donnelley & Sons Co.	$27,651
1,900	The McGraw-Hill Cos., Inc.	73,492
1,140	VistaPrint NV(a)	58,379
		159,522
Real Estate Investment Trusts (1.6%)
1,505	American Campus Communities, Inc.	50,297
1,775	Apartment Investment & Management Co., Class A	45,529
1,129	Camden Property Trust	66,803
785	CB Richard Ellis Group, Inc.(a)	19,656
2,260	CommonWealth REIT	64,885
4,670	Duke Realty Corp.	65,707
590	General Growth Properties, Inc.(a)	9,393
725	Health Care REIT, Inc.	37,859
820	Hospitality Properties Trust	18,860
1,275	Jones Lang LaSalle, Inc.	125,485
760	Liberty Property Trust	25,665
6,319	MFA Financial, Inc.	53,522
175	Nationwide Health Properties, Inc.	7,480
7,497	Redwood Trust, Inc.	122,801
1,085	Senior Housing Properties Trust	26,626
2,240	SL Green Realty Corp.	169,635
2,689	Sovran Self Storage, Inc.	104,333
710	UDR, Inc.	17,267
		1,031,803
Restaurants (0.6%)
1,345	Brinker International, Inc.	31,796
260	Chipotle Mexican Grill, Inc., Class A(a)	63,700
2,203	Jack In the Box, Inc.(a)	48,466
2,205	McDonald’s Corp.	166,874
1,195	Starbucks Corp.	39,411
1,053	Yum! Brands, Inc.	52,998
		403,245
Retail (2.9%)
2,258	Aaron’s, Inc.(a)	53,153
4,535	Aeropostale, Inc.(a)	117,638
950	America’s Car-Mart, Inc.(a)	23,541
4,326	American Eagle Outfitters, Inc.	66,404
7,780	Barnes & Noble, Inc.	104,174
1,441	Best Buy Co., Inc.	46,458
1,325	Cash America International, Inc.	56,591
2,895	Chico’s FAS, Inc.	39,777
5,450	CVS Corp.	180,177
1,682	Dollar Tree, Inc.(a)	84,638
3,297	Fred’s Inc., Class A	45,433
1,655	GameStop Corp., Class A(a)	33,017
825	Home Depot, Inc.	30,913
2,200	J.C. Penney Co., Inc.	76,912
2,625	Kohl’s Corp.(a)	141,461
1,125	Limited Brands, Inc.	36,022
165	Lowe’s Cos., Inc.(a)	4,318
305	Macy’s, Inc.	7,289
1,141	Nordstrom, Inc.	51,642
3,044	O’Reilly Automotive, Inc.(a)	169,186
10,087	SUPERVALU, Inc.	87,051

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
1,818	Target Corp.	$95,536
1,555	The Gap, Inc.	35,034
310	The TJX Cos., Inc.	15,460
4,870	Walgreen Co.	211,066
2,265	Williams-Sonoma, Inc.	81,744
		1,894,635
Savings & Loans (0.4%)
12,816	New York Community Bancorp, Inc.	239,147
Semiconductors (1.7%)
325	Altera Corp.	13,604
1,455	Applied Materials, Inc.	23,906
1,520	Atmel Corp.(a)	22,314
7,270	Fairchild Semiconductor International, Inc.(a)	128,025
8,632	Intel Corp.	185,329
1,100	International Rectifier Corp.(a)	35,354
1,760	Lam Research Corp.(a)	96,624
3,481	Maxim Integrated Products, Inc.	96,006
4,102	Microchip Technology, Inc.	151,405
12,615	ON Semiconductor Corp.(a)	140,657
7,765	Teradyne, Inc.(a)	144,662
485	Varian Semiconductor Equipment Associates, Inc.(a)	23,139
2,341	Xilinx, Inc.	77,838
		1,138,863
Software (0.0%)
5	VMware, Inc., Class A(a)	418
Technology (0.2%)
3,700	SAIC, Inc.(a)	60,458
604	Waters Corp.(a)	50,162
		110,620
Telecommunications (1.2%)
760	ADTRAN, Inc.	34,565
6,480	AT&T, Inc.	183,902
2,535	CenturyTel, Inc.	104,391
2,225	NII Holdings, Inc.(a)	91,136
25,703	Sprint Nextel Corp.(a)	112,322
2,121	Telus Corp.	100,875
5,040	Verizon Communications, Inc.	186,077
		813,268
Telecommunications-Services & Equipment (0.9%)
2,420	Motorola Solutions, Inc.(a)	93,509
5,992	QUALCOMM, Inc.	357,003
1,320	TW Telecom, Inc.(a)	24,552
3,760	Virgin Media, Inc.	102,423
		577,487
Tobacco & Tobacco Products (1.0%)
13,125	Altria Group, Inc.	332,981
1,405	Philip Morris International, Inc.	88,206
6,775	Reynolds American, Inc.	232,518
		653,705
Transportation (0.1%)
955	Alexander & Baldwin, Inc.	40,053
Transportation & Shipping (0.8%)
1,917	Arkansas Best Corp.	45,471

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
1,240	FedEx Corp.	$111,625
975	Norfolk Southern Corp.	63,940
22,965	Southwest Airlines Co.	271,676
320	Thor Industries, Inc.	10,637
		503,349
Utilities-Electric (0.3%)
3,256	Ameren Corp.	91,038
3,215	Westar Energy, Inc.(a)	83,590
		174,628
Waste Disposal (0.1%)
1,775	Republic Services, Inc.	52,558
Water (0.1%)
3,490	American Water Works Co., Inc.(a)	96,813
Total Common Stocks		33,845,706

Asset Backed Securities (0.2%)
$7,283	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	7,235
4,599	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	4,590
79,202	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.97%, 9/25/33(c)	34,246
109,290	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(c)	101,420
276,335	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 1.76%, 8/5/36(b)(c)(d)	28
Total Asset Backed Securities		147,519

Mortgage Backed Securities (14.7%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(c)	302,990
336,581	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	310,336
306,689	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	310,394
100,000	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	102,857
100,000	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	85,323
122,925	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	125,788
123,215	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	126,465
50,000	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	52,057
50,936	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.10%, 9/25/34(c)	22,769

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$540,482	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 4.81%, 4/25/37(c)	$325,645
197,442	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	201,492
109,770	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.86%, 7/25/37(c)	105,882
254,564	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	194,999
116,611	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.10%, 5/25/35(c)	111,529
393,257	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	395,704
3,997	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	3,992
40,306	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	41,839
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	62,504
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	120,179
93,108	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	93,767
72,376	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	28,137
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	41,175
349,640	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	270,956
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	29,710
24,383	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	23,776
161,427	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.09%, 11/25/35(c)	129,775
14,339	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	13,541
72,979	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	72,989
145,035	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	117,267
260,118	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	248,672
209,361	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	179,268

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	$30,312
442,543	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.86%, 5/26/37(c)(e)	453,572
74,182	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	52,704
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(c)	173,175
212,476	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	214,974
54,745	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	56,978
170,170	Fannie Mae, 4.50%, 4/1/35, Pool #814522	174,732
6,289	Fannie Mae, 5.00%, 3/1/18, Pool #681351	6,748
7,021	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	7,089
165,591	Fannie Mae, 5.50%, 10/1/35, Pool #838584	178,073
17,762	Fannie Mae, 6.00%, 5/1/35, Pool #357778	19,429
23,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	25,336
124,221	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	124,461
76,543	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	78,149
109,011	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A3, 5.71%, 8/25/37(c)	5,237
26,218	Freddie Mac, 2.05%, 6/1/28, Pool #605508(c)	27,212
118,915	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	126,075
1,313	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	1,313
10,796	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	11,573
11,085	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	11,883
24,655	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	25,466
12,564	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	13,531
11,593	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	12,562
1,050	Freddie Mac, 6.50%, 12/1/11, Pool # E20275	1,059
36,714	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	40,681

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Continued
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$158,215	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	$177,415
4,439	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	4,891
52,125	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	58,454
4,533	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	5,223
24,706	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	28,534
19,341	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	19,562
133,775	GSR Mortgage Loan Trust, 5.50%, 3/25/35	136,345
22,754	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	21,212
197,233	JPMorgan ReRemic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(c)(e)	201,639
252,602	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	235,175
25,264	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	25,789
194,745	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	200,172
150,347	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	157,278
15,835	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	16,316
65,123	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	67,381
633,772	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(c)	573,747
150,674	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(c)	139,509
231,945	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(c)	134,867
71,688	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	71,367
44,521	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	32,563
83,952	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	86,227
24,134	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	24,258
196,050	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	175,860
96,051	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	81,404
286,832	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	257,509
9,721	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	9,787

Principal
Amount	Security Description	Value
Mortgage Backed Securities, continued:
$189,298	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	$186,070
53,727	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	56,242
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	330,231
112,453	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	105,369
Total Mortgage Backed Securities		9,744,497

Corporate Bonds (6.7%)
Aerospace/Defense (0.8%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	527,969
Diversified Financial Services (0.9%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	272,660
250,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	277,623
		550,283
Financial Services (3.2%)
150,000	American General Finance, 6.90%, 12/15/17	134,625
750,000	Bank of America Corp., 6.50%, 8/1/16	841,524
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	130,620
250,000	Citigroup, Inc., 5.50%, 4/11/13	268,000
375,000	Citigroup, Inc., 5.85%, 7/2/13	405,661
250,000	Morgan Stanley, Series F, 4.00%, 7/30/20, Callable 7/30/13 @ 100, MTN(c)	248,244
194,797	Preferred Term Securities XX, 0.75%, 3/22/38, Callable 4/7/11 @ 100(c)(e)	74,997
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)(d)	37
259,616	Regional Diversified Funding, 1.62%, 1/25/36(b)(c)	1,734
		2,105,442
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13(e)	270,278
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15	214,559
Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	284,067
Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	214,275
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	35
		214,310
Telecommunications (0.4%)
250,000	AT&T, Inc., 6.25%, 3/15/11	250,547
Total Corporate Bonds		4,417,455

See notes to financial statements.

CAVANAL HILL FUNDS
Balanced Fund
Statements of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
$150,000	Northern Illinois Municipal Power Agency Power Project Revenue, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	$154,104
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	100,204
Total Taxable Municipal Bond		254,308

U.S. Government Agency Securities (5.3%)
	Fannie Mae
500,000	1.50%, 7/13/15, Callable 4/13/11 @ 100(g)*	500,766
250,000	1.63%, 10/26/15	243,104
250,000	2.00%, 2/25/16, Callable 8/25/11 @ 100(g)*	250,494
250,000	2.00%, 1/11/21, Callable 7/11/11 @ 100(g)*	249,415
250,000	2.25%, 3/9/23, Callable 9/9/11 @ 100(g)*	250,512
500,000	5.00%, 2/13/17	561,455
300,000	Fannie Mae Strips, 12.14%, 11/15/16(h)	251,042
	Freddie Mac
150,000	1.00%, 9/30/15, Callable 3/30/11 @ 100, MTN (g)*	149,779
300,000	1.25%, 8/25/15, Callable 5/25/11 @ 100, MTN (g)*	299,305
600,000	2.50%, 1/7/14	619,041
103,845	5.00%, 6/15/28	106,117
Total U.S. Government Agency Securities		3,481,030

Shares or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations (10.5%)
$250,000	U.S. Treasury Bonds, 4.25%, 11/15/40	$239,805
	U.S. Treasury Notes
1,000,000	1.00%, 4/30/12	1,007,620
825,000	1.25%, 9/30/15	799,670
400,000	1.38%, 3/15/13	405,408
875,000	2.25%, 11/30/17	847,793
500,000	2.75%, 2/28/18	497,500
810,000	2.75%, 2/15/19	794,053
400,000	3.63%, 2/15/20	411,937
1,000,000	4.50%, 11/15/15	1,113,828
750,000	4.50%, 2/15/16	835,371
Total U.S. Treasury Obligations		6,952,985

Investment Companies (4.8%)
36,307	iShares MSCI EAFE Index Fund	2,234,695
21,415	iShares MSCI Emerging Markets Index	980,593
Total Investment Companies		3,215,288

Investments in Affiliates (7.6%)
5,059,390	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(c)	5,059,390
Total Investments in Affiliates		5,059,390

Total Investments (Cost $59,653,922)(i)—101.3%		67,118,178
Liabilities in excess of other assets—(1.3)%		(831,762)
Net Assets—100.0%		$66,286,416

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.
(d)	Issuer has deferred on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2011.
(h)	Rate represents the effective yield at purchase.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund
Statements of Portfolio Investments
 February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks (96.6%)
Apparel Manufacturers (1.8%)
8,530	NIKE, Inc., Class B	$759,426
Auto Manufacturers (1.5%)
41,822	Ford Motor Co.(a)	629,421
Banking (6.2%)
102,224	Bank of America Corp.	1,460,781
8,159	PNC Financial Services Group	503,410
24,363	U.S. Bancorp	675,586
		2,639,777
Beverages (1.5%)
10,081	PepsiCo, Inc.	639,337
Chemicals (1.0%)
4,320	Praxair, Inc.	429,322
Computers & Peripherals (13.2%)
7,926	Apple Computer, Inc.(a)	2,799,542
82,569	Cisco Systems, Inc.(a)	1,532,481
23,860	NetApp, Inc.(a)	1,232,608
		5,564,631
Consumer Products (1.3%)
22,505	Mattel, Inc.	563,975
Diversified Financial Services (3.5%)
8,956	Goldman Sachs Group, Inc.	1,466,814
Diversified Manufacturing Operations (3.0%)
28,365	Corning, Inc.	654,097
12,465	Danaher Corp.	630,729
		1,284,826
Electric Integrated (0.6%)
6,668	FirstEnergy Corp.	255,384
Electronic Components/Instruments (4.5%)
11,744	Emerson Electric Co	700,647
6,176	L-3 Communications Holdings, Inc.	489,695
12,648	Thermo Fisher Scientific, Inc.(a)	706,011
		1,896,353
Financial Services (5.4%)
44,984	Discover Financial Services	978,402
11,115	T. Rowe Price Group, Inc.	744,483
7,847	Visa, Inc.	573,223
		2,296,108
Food Products & Services (1.2%)
18,742	Sysco Corp.	520,840
Food-Miscellaneous/Diversified (1.3%)
10,948	H.J. Heinz Co.	549,809
Insurance (0.9%)
12,259	Lincoln National Corp.	388,855
Internet (5.3%)
23,504	eBay, Inc.(a)	787,501
2,349	Google, Inc., Class A(a)	1,440,877
		2,228,378
Machinery & Equipment (1.6%)
8,025	United Technologies Corp.	670,409
Medical Equipment & Supplies (2.8%)
7,932	Becton, Dickinson & Co.	634,560
8,713	Stryker Corp.	551,184
		1,185,744
Metals-Processing & Fabrication (1.5%)
38,758	Alcoa, Inc.	653,072
Oil & Gas Exploration, Production and Services (12.2%)
7,126	Apache Corp.	888,042
11,967	Baker Hughes, Inc.	850,255
7,504	Cameron International Corp.(a)	443,712
3,559	Devon Energy Corp.	325,435
9,883	Halliburton Co.	463,908
7,798	Noble Corp.(a)	348,649
19,082	Petrohawk Energy Corp.(a)	412,171
26,488	Southwestern Energy Co.(a)	1,045,746
16,104	Weatherford International Ltd.(a)	389,395
		5,167,313
Oil-Integrated Companies (2.7%)
4,928	Exxon Mobil Corp.	421,492
11,376	Total SA ADR	697,349
		1,118,841
Paper Products (1.0%)
6,175	Kimberly-Clark Corp.	406,933
Pharmaceuticals (1.2%)
19,915	Bristol-Myers Squibb Co.	514,006

24,200	The Williams Cos., Inc.	734,712
Restaurants (1.2%)
6,597	McDonald’s Corp.	499,261
Retail (9.9%)
15,201	Aeropostale, Inc.(a)	394,314
47,161	Barnes & Noble, Inc.	631,486
7,999	Best Buy Co., Inc.	257,888
24,676	CVS Corp.	815,788
14,463	Kohl’s Corp.(a)	779,411
14,058	O’Reilly Automotive, Inc.(a)	781,344
10,090	Target Corp.	530,229
		4,190,460
Semiconductors (1.2%)
24,256	Intel Corp.	520,776
Telecommunications (1.4%)
137,283	Sprint Nextel Corp.(a)	599,927
Telecommunications-Services & Equipment (3.1%)
21,813	QUALCOMM, Inc.	1,299,619
Transportation & Shipping (2.2%)
6,613	FedEx Corp.	595,302
5,198	Norfolk Southern Corp.	340,885
		936,187
Waste Disposal (0.7%)
9,484	Republic Services, Inc.	280,821
Total Common Stocks		40,891,337
Investments in Affiliates (2.7%)
1,155,826	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.01%(c)	1,155,826
Total Investments in Affiliates		1,155,826
Total Investments (Cost $34,421,364)(b)—99.3%		42,047,163
Other assets in excess of liabilities — 0.7%		278,856
Net Assets — 100.0%		$42,326,019

See notes to financial statements.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund
Statements of Portfolio Investments, Concluded
February 28, 2011
(Unaudited)

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2011.

ADR	American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements
February 28, 2011
(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 28, 2011, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (each referred to as a “Fund”, and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are each authorized to issue an unlimited number of shares in two classes of shares: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 28, 2011, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets.

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities, and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

The following is a summary categorization, as of February 28, 2011, of each Fund’s investments based on the inputs utilized in determining the value of such investment:

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total
U.S. Treasury Fund
Corporate Bonds[1]	$—	$110,242,527	$—	$110,242,527
U.S. Treasury Obligations	—	71,786,397	—	71,786,397
Repurchase Agreements	—	595,483,407	—	595,483,407
Total Investments	—	777,512,331	—	777,512,331

Cash Management Fund
Certificates of Deposit[1]	—	200,000,009	—	200,000,009
Commercial Paper[1]	—	189,842,131	—	189,842,131
Corporate Bonds[1]	—	51,808,835	—	51,808,835
U.S. Government Agency Securities	—	89,991,410	—	89,991,410
Repurchase Agreements	—	317,170,928	—	317,170,928
Total Investments	—	848,813,313	—	848,813,313

Tax-Free Money Market Fund
Municipal Bonds[2]	—	313,171,414	—	313,171,414
Commercial Paper[2]	—	23,995,000	—	23,995,000
Investment Companies	2,741,389	—	—	2,741,389
Total Investments	2,741,389	337,166,414	—	339,907,803

Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	38,277,908	—	38,277,908
Investments in Affiliates	124,049	—	—	124,049
Total Investments	124,049	38,277,908	—	38,401,957

Short-Term Income Fund
Asset Backed Securities	—	2,981,634	—	2,981,634
Mortgage Backed Securities[3]	—	32,982,691	—	32,982,691
Corporate Bonds[1]	—	9,626,249	—	9,626,249
U.S. Government Agency Securities	—	7,232,420	—	7,232,420
U.S. Treasury Obligations	—	20,071,472	—	20,071,472
Investments in Affiliates	2,566,789	—	—	2,566,789
Total Investments	2,566,789	72,894,466	—	75,461,255

Intermediate Bond Fund
Asset Backed Securities	—	479,818	—	479,818
Mortgage Backed Securities[3]	—	9,990,196	—	9,990,196
Corporate Bonds[1]	—	4,102,346	—	4,102,346
Taxable Municipal Bond[2]	—	85,302	—	85,302
U.S. Government Agency Securities	—	1,558,503	—	1,558,503
U.S. Treasury Obligations	—	3,538,003	—	3,538,003
Investments in Affiliates	462,595	—	—	462,595
Total Investments	462,595	19,754,168	—	20,216,763

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

			Level 3 –
		Level 2 –	Significant
	Level 1 –	Other Significant	Unobservable
Fund	Quoted Prices	Observable Inputs	Inputs	Total
Bond Fund
Asset Backed Securities	$—	$464,349	$—	$464,349
Mortgage Backed Securities[3]	—	14,894,057	—	14,894,057
Corporate Bonds[1]	—	6,084,648	—	6,084,648
Taxable Municipal Bonds[2]	—	551,189	—	551,189
U.S. Government Agency Securities	—	4,166,974	—	4,166,974
U.S. Treasury Obligations	—	8,327,838	—	8,327,838
Investments in Affiliates	1,341,587	—	—	1,341,587
Total Investments	1,341,587	34,489,055	—	35,830,642

Balanced Fund
Common Stocks[1]	33,845,706	—	—	33,845,706
Asset Backed Securities	—	147,519	—	147,519
Mortgage Backed Securities[3]	—	9,744,497	—	9,744,497
Corporate Bonds[1]	—	4,417,455	—	4,417,455
Taxable Municipal Bonds[2]	—	254,308	—	254,308
U.S. Government Agency Securities	—	3,481,030	—	3,481,030
U.S. Treasury Obligations	—	6,952,985	—	6,952,985
Investment Companies	3,215,288	—	—	3,215,288
Investments in Affiliates	5,059,390	—	—	5,059,390
Total Investments	42,120,384	24,997,794	—	67,118,178

U.S. Large Cap Equity Fund
Common Stocks[1]	40,891,337	—	—	40,891,337
Investments in Affiliates	1,155,826	—	—	1,155,826
Total Investments	42,047,163	—	—	42,047,163

[1]	Please see the Schedule of Portfolio Investments for industry classification.
[2]	Please see the Schedule of Portfolio Investments for State classification.
[3]	Please see the Additional Fund Information for Mortgage Backed Securities classification.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of February 28, 2011, based on levels assigned to securities on August 31, 2010. For the period ended February 28, 2011, there were no Level 3 securities in the Funds.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures.” ASU 2010-06 requires the disclosure of a reconciliation of the fair value of Level 3 investments from the prior reporting period to the current reporting period (Level 3 roll forward). The reconciliation includes realized and unrealized gains and losses, transfers to and from Level 3, and gross purchases and sales. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact, if any, this guidance will have on the Funds’ financial statements and related disclosures.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund ( the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which are valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information and are typically categorized as Level 2 in the fair value hierarchy.

Short-term securities (i.e., securities with 60 days or fewer to maturity) are valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value. Closed-end mutual funds are valued at their market values based upon the latest available sale price. Open-end and closed-end mutual funds are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase the security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of February 28, 2011, the Funds held no when-issued securities.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At February 28, 2011, the Cash Management Fund, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held restricted securities representing 12.94%, 7.44%, 8.11%, 4.81%, and 1.53% of net assets, respectively. The restricted securities held as of February 28, 2011, are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Cash Management Fund:
Commonwealth Bank of Australia, 0.26%, 5/23/11	2/23/2011	$29,981,087	$30,000,000	$29,982,362
National Australia Funding, 0.34%, 7/11/11	1/21/2011	24,960,219	25,000,000	24,969,292
Novartis Finance Corp., 0.17%, 3/1/11	2/18/2011	29,998,442	30,000,000	30,000,000
Westpac Banking Corp., 0.46%, 11/29/11	12/6/2010	24,885,958	25,000,000	24,912,792

Short-Term Income Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	41,744	43,696	43,408
Alesco Preferred Funding Ltd., Series 8A, Class C2	7/24/2007	1,050,849	1,068,049	21,361
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	34,215	36,790	36,722
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1	12/14/2009	826,353	839,600	856,231
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5	3/30/2010	892,554	909,899	912,908
I-Preferred Term Securities IV, 1.05%, 6/24/34	3/8/2006	1,470,000	1,500,000	840,000
Jackson National Life Global 5.38% 5/8/13	7/20/2009	492,395	500,000	540,556
JPMorgan ReRemic, Series 2009-05 Class 2A1	8/27/2010	438,515	440,591	438,774
JPMorgan ReRemic, Series 2009-07 Class 2A1	12/9/2010	640,247	640,247	650,509
JPMorgan ReRemic, Series 2009-07 Class 8A1	10/1/2009	383,405	399,381	409,370
JPMorgan ReRemic, Series 2009-07 Class 12A1	9/2/2009	392,441	408,793	417,006
Preferred Term Securities IX, 2.10%, 4/3/33	3/17/2003	502,670	502,670	84,826
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Preferred Term Securities V, 2.40%, 4/3/32	9/14/2006	305,967	305,438	305
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,640,413	2,652,813	265
Trains 10-2002, 6.32% 1/15/12	8/10/2010	337,389	334,400	342,278

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Intermediate Bond Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	6/8/2004	$23,548	$24,761	$24,597
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	532,073	669,294	6,693
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	833,044	8,331
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/19/2003	23,950	25,753	25,705
I-Preferred Term Securities, 2.40%, 12/11/32	4/9/2003	502,835	500,000	187,500
JBG/Rockville NCI Campus LLC, Series 10-A	8/27/2010	500,000	500,000	475,650
Preferred Term Securities IX, 2.10%, 4/3/33	3/18/2003	502,670	502,670	84,825
Preferred Term Securities XI, 1.90%, 9/24/33	9/12/2003	502,391	502,391	138,158
Preferred Term Securities XX, 0.75%, 3/22/38	12/21/2007	880,319	973,987	374,985
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Preferred Term Securities XXVI, 6.19%, 9/22/37	11/8/2007	961,668	1,094,044	142,226
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	2,203,777	2,210,677	221
Trains 10-2002, 6.81% 1/15/12	8/10/2010	177,573	176,000	180,146

Bond Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	7/28/2003	22,263	23,305	23,150
Alesco Preferred Funding Ltd., Series 15A, Class C1	11/27/2007	409,287	514,841	5,148
Alesco Preferred Funding Ltd., Series 15A, Class C2	8/4/2008	176,336	833,044	8,331
American International Group Inc. 4.25% 5/15/13	10/19/2004	94,000	100,000	103,638
Atherton Franchisee Loan Funding., Series 1999-A, Class A2	9/19/2003	17,107	18,395	18,361
I-Preferred Term Securities, 2.40%, 12/11/32	4/9/2003	502,835	500,000	187,500
JBG/Rockville NCI Campus LLC, Series 10-A	8/27/2010	750,000	750,000	713,475
JPMorgan ReRemic, Series 2009-7, Class 12A1	9/2/2009	162,166	168,923	172,317
Preferred Term Securities IX, 2.10%, 4/3/33	3/18/2003	1,005,340	1,005,340	169,651
Preferred Term Securities XI, 1.90%, 9/24/33	9/12/2003	502,391	502,391	138,158
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	199,206	203,271	61
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/16/2007	1,101,889	1,105,339	111
Trains 10-2002, 6.81% 1/15/12	8/10/2010	177,573	176,000	180,146

Balanced Fund:
ACLC Business Loan Receivables, Series 2000-1, Class A3F	12/9/2003	7,192	7,283	7,235
Atherton Franchisee Loan Funding, Series 1999-A, Class A2	9/9/2003	4,277	4,599	4,590
Credit Suisse Mortgage Capital Certificates, Series 2009-8R Class 5A1	3/30/2010	442,543	442,543	453,572
Jackson National Life Global 5.38% 5/8/13	7/20/2009	246,198	250,000	270,278
JPMorgan ReRemic, Series 2009-07, Class 5A1	4/28/2010	195,261	197,233	201,639
Preferred Term Securities XX, 0.75%, 3/22/38	12/21/2007	176,064	194,797	74,997
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	119,523	121,963	37
Regional Diversified Funding, 1.62%, 1/25/36	1/9/2007	253,383	259,616	1,734
Taberna Preferred Funding Ltd., Series 2006-5A, Class A3	2/21/2007	274,635	276,335	28

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

Dividends to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund and the U.S. Large Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discount, gain/loss, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that are directly related to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Related Party Transactions:

Cavanal Hill Investment Management, Inc., a wholly-owned subsidiary of BOKF, NA (“BOK”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Advisory Fee
	(as a percentage of	Annual Advisory
Fund	net assets)	Fee Waivers*
U.S. Treasury Fund	0.15%	0.10%
Cash Management Fund	0.15%	0.10%
Tax-Free Money Market Fund	0.15%	0.10%
Intermediate Tax-Free Bond Fund	0.55%	0.35%
Short-Term Income Fund	0.55%	0.40%
Intermediate Bond Fund	0.55%	0.35%
Bond Fund	0.55%	0.35%
Balanced Fund	0.74%	0.39%
U.S. Large Cap Equity Fund	0.69%	0.29%

*
For the period ended February 28, 2011, the Adviser contractually agreed to waive these amounts of its annual advisory fee. Contractual fee waivers are in place for the period through December 31, 2011 and may be terminated or modified with the approval of the Funds’ Board of Trustees.

The Adviser serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds (other than Money Market Funds for which the Adviser is entitled to an annual fee of 0.12% of the average daily net assets for each Money Market Fund). For the period ended February 28, 2011, the Adviser contractually agreed to waive 0.07% of its annual administration fee for the U.S. Treasury Fund and Cash Management Fund and 0.10% for the Tax-Free Money Market Fund, Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund and U.S. Large Cap Equity Fund. Contractual fee waivers are in place for the period through December 31, 2011 and may be terminated or modified with the approval of the Funds’ Board of Trustees.

Under a Sub-Administration Agreement the Adviser pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. The tiered fee is based on each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets as follows:

Asset Breakpoints:	Rate
For the first $2 Billion	0.0250%
For the next $2 Billion	0.0125%
Over $4 Billion	0.0100%

The fees paid to Citi by the Adviser for such services are paid out of the Adviser’s administration fees and are not an additional charge to the Funds.

BOK serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOK is also entitled to any out of pocket expenses incurred.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

Citi also serves the Trust as transfer agent and fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). The fees for these services are covered under the Fund Accounting Agreement. For these services, the Funds, except for Tax-Free Money Market Fund, pay Citi an annual fee, plus certain out-of-pocket fees, based on the average daily net assets of the Trust as follows:

Asset Breakpoints:	Rate
For the first $2 Billion	0.0350%
For the next $2 Billion	0.0275%
Over $4 Billion	0.0200%

Pursuant to the terms of an Omnibus Fee Agreement, the Tax-Free Money Market Fund pays Citi an annual fee of 0.10% of the average daily net assets of that Fund, plus certain out-of-pocket fees, for services rendered under the Transfer Agency, Fund Accounting, Compliance Services and Sub-Administration Agreements, as amended (“Amended Service Agreements”), until the Deferred Credit as discussed below is amortized completely. After such time, fees paid to Citi for services provided to the Tax-Free Money Market Fund pursuant to the Amended Service Agreements will follow the fee schedules set forth above.

On October 9, 2009, Citi made a payment to the Tax-Free Money Market Fund in the amount of $570,844 related to excess distributions of net investment income resulting from an over accrual of investment income by Citi during a portion of the current fiscal year. The payment consists of a capital contribution of $175,000 and a deferred credit of $395,844. The deferred credit will be amortized monthly at a rate equal to the difference between the fee paid to Citi (0.10% of average daily net assets) and the fees Citi would have been paid under the Amended Services Agreements if the fee schedules set forth above were implemented for the Tax-Free Money Market Fund on September 1, 2009. For the six months ended February 28, 2011, the Fund has amortized $85,981 of deferred credit, which is shown on the Statement of Operations. The remaining amount of $86,386 of the deferred credit is shown as a liability on the Statement of Asset and Liabilities.

Certain officers of the Trust are affiliated with Citi, the Adviser, the Distributor (see below) and/or BOK and are paid no fees directly by the Trust for serving as officers of the Trust.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOK, is the Distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and Service Shares, and may be used by BOSC to pay banks, including BOK, broker dealers and other institutions. For the period ended February 28, 2011, BOSC, as Distributor, received $4,939 and BOK received $329,068 from the Distributor.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and provide periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, each service organization received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. For the period ended February 28, 2011, BOSC and BOK received a net shareholder servicing fee of $3,771 and $762,510 respectively.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ prospectus. Voluntary fee reductions and waivers may also occur on an ad hoc basis. Any voluntary fee waivers are not subject to recoupment in subsequent fiscal periods and may be stopped at any time.

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. Government Securities) for the period ended February 28, 2011, were as follows:

Fund	Purchases	Sales
Intermediate Tax-Free Bond Fund	$5,108,777	$85,000
Short-Term Income Fund	23,297,483	12,922,439
Intermediate Bond Fund	2,426,108	3,603,578
Bond Fund	7.499.670	3,662,848
Balanced Fund	24,671,291	26,735,326
U.S. Large Cap Equity Fund	12,553,874	8,897,355

Purchases and sales of long-term U.S. government securities for the period ended February 28, 2011, were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$14,865,990	$4,954,401
Intermediate Bond Fund	2,400,399	368,349
Bond Fund	7,481,677	894,774
Balanced Fund	3.539.258	743,888

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

5.	Concentration of Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2011, (as a percentage of value):

	Tax-Free Money	Intermediate
	Market Fund	Tax-Free Bond Fund
Airport	7.4%	—
Education	15.2%	—
Facilities	6.9%	1.5%
General	—	2.6%
General Obligation	32.6%	52.2%
Higher Education	4.1%	1.7%
Medical	8.1%	0.7%
Multifamily Housing	1.4%	—
Nursing Homes	2.2%	—
Pollution	5.8%	0.1%
School District	2.9%	31.9%
Transportation	4.9%	—
Utilities	7.7%	5.6%
Water	—	3.4%
Other Assets	0.8%	0.3%

The Short–Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

As of February 28, 2011, the percentage of net assets invested in mortgage-backed securities were as follows:

Percentage
Fund	of Net Asset
Short-Term Income Fund	43.9%
Intermediate Bond Fund	49.1%
Bond Fund	41.7%
Balanced Fund	14.7%

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends and any interim tax period since then, as applicable). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and therefore there is no impact to the Funds’ financial statements.

At February 28, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Tax Unrealized
	Tax Cost of	Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Intermediate Tax-Free Bond	$37,414,060	$1,257,433	$(269,536)	$987,897
Short-Term Income	85,184,352	1,506,238	(11,229,335)	(9,723,097)
Intermediate Bond Fund	27,414,515	872,811	(8,070,563)	(7,197,752)
Bond Fund	40,840,023	1,185,368	(6,194,749)	(5,009,381)
Balanced Fund	60,085,614	9,548,027	(2,515,463)	7,032,564
U.S. Large Cap Equity	34,794,666	8,063,185	(810,688)	7,252,497

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2010 and 2009 were as follows:

	Distributions Paid from:

	Net				Total
	Investment	Net Long	Total Taxable	Tax Exempt	Distributions
2010	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$1,010,009	$—	$1,010,009	$—	$1,010,009
Cash Management Fund	1,630,987	—	1,630,987	—	1,630,987
Tax-Free Money Market Fund	9,494	1,676	11,170	667,315	678,485
Intermediate Tax-Free Bond Fund	500	20,632	21,132	1,149,985	1,171,117
Short-Term Income Fund	2,599,407	—	2,599,407	—	2,599,407
Intermediate Bond Fund	1,155,928	—	1,155,928	—	1,155,928
Bond Fund	1,516,736	—	1,516,736	—	1,516,736
Balanced Fund	1,757,394	—	1,757,394	—	1,757,394
U.S. Large Cap Equity Fund	167,964	—	167,964	—	167,964

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid from:
	Net				Total
	Investment	Net Long	Total Taxable	Tax Exempt	Distributions
2009	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$3,373,485	$—	$3,373,485	$—	$3,373,485
Cash Management Fund	9,209,780	—	9,209,780	—	9,209,780
Tax-Free Money Market Fund	—	—	—	8,316,204	8,316,204
Intermediate Tax-Free Bond Fund	636	13,384	14,020	816,989	831,009
Short-Term Income Fund	3,993,575	—	3,993,575	—	3,993,575
Intermediate Bond Fund	2,347,502	477,598	2,825,100	—	2,825,100
Bond Fund	2,093,634	170,992	2,264,626	—	2,264,626
Balanced Fund	1,257,601	—	1,257,601	—	1,257,601
U.S. Large Cap Equity Fund	109,729	—	109,729	—	109,729

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed
	Ordinary	Undistributed			Accumulated	Unrealized	Total
	Income/Tax	Long-Term	Accumulated	Distributions	Capital and	Appreciation/	Accumulated
Fund	Exempt Income	Capital Gains	Earnings	Payable*	Other Losses**	(Depreciation)***	Earning/(Deficit)
U.S. Treasury Fund	$26,679	$9,980	$36,659	$(10,763)	$—	$—	$25,896
Cash Management Fund	34,835	—	34,835	(35,294)	(782,813)	—	(783,272)
Tax-Free Money Market Fund	45,124	1,078	46,202	(28,423)	(928)	—	16,851
Intermediate Tax-Free Bond Fund	66,890	12,837	79,727	(88,930)	—	2,898,651	2,889,448
Short-Term Income Fund	201,256	—	201,256	(129,652)	(18,821,143)	(10,447,252)	(29,196,791)
Intermediate Bond Fund	91,867	—	91,867	(38,305)	(5,677,669)	(7,404,473)	(13,028,580)
Bond Fund	111,149	—	111,149	(70,783)	(552,495)	(5,045,670)	(5,557,799)
Balanced Fund	330,685	—	330,685	—	(4,633,484)	949,900	(3,352,899)
U.S. Large Cap Equity Fund	121,570	—	121,570	—	(16,340,291)	191,174	(16,027,547)

*	Distributions payable may differ from the Statement of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See below for post-October losses and capital loss carryforwards.
***
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for acquisition premium and market discount.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued
February 28, 2011
(Unaudited)

Under current tax laws, net capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year, As of August 31, 2010, the Funds’ deferred post-October capital losses were as follows:
Post-October
Fund	Capital Losses
Cash Management Fund	$556,018
Tax-Free Money Market Fund	928
Short-Term Income Fund	191,977
Bond Fund	46,317

At August 31, 2010, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
Cash Management Fund	$3,863	2013
Cash Management Fund	19,115	2015
Cash Management Fund	96,738	2017
Cash Management Fund	107,078	2018
Short-Term Income Fund	434,657	2012
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
Short-Term Income Fund	11,477,199	2017
Short-Term Income Fund	3,730,873	2018
Intermediate Bond Fund	2,433,002	2017
Intermediate Bond Fund	3,244,667	2018
Bond Fund	506,178	2017
Balanced Fund	2,097,864	2017
Balanced Fund	2,535,620	2018
U.S. Large Cap Equity Fund	15,720,075	2011
U.S. Large Cap Equity Fund	281,384	2017
U.S. Large Cap Equity Fund	338,831	2018

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. During the year ended August 31, 2010, the Bond Fund utilized $222,329 of net capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010, (the “Act”), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies (“RICs”) that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

7.	Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
	Net Asset			Dividends	from Net	Total
	Value,	Net	Total from	from Net	Realized	Dividends
	Beginning	Investment	Investment	Investment	Gains from	and
	of Period	Income	Activities	Income	Investments	Distributions
U.S. Treasury Fund
Administrative Shares
Period Ended February 28, 2011^	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.022	0.022	(0.022)	—	(0.022)
Year Ended August 31, 2007	1.000	0.045	0.045	(0.045)	—	(0.045)
Year Ended August 31, 2006	1.000	0.038	0.038	(0.038)	—	(0.038)

Service Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Period Ended August 31, 2007(f)	1.000	0.031	0.031	(0.031)	—	(0.031)

Institutional Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.027	0.027	(0.027)	—	(0.027)
Period Ended August 31, 2007(f)	1.000	0.033	0.033	(0.033)	—	(0.033)

Cash Management Fund
Administrative Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2008	1.000	0.030	0.030	(0.030)	—	(0.030)
Year Ended August 31, 2007	1.000	0.047	0.047	(0.047)	—	(0.047)
Year Ended August 31, 2006	1.000	0.040	0.040	(0.040)	—	(0.040)

Service Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.006	0.006	(0.006)	—	(0.006)
Year Ended August 31, 2008	1.000	0.032	0.032	(0.032)	—	(0.032)
Period Ended August 31, 2007(f)	1.000	0.033	0.033	(0.033)	—	(0.033)

Institutional Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.033	0.033	(0.033)	—	(0.033)
Period Ended August 31, 2007(f)	1.000	0.034	0.034	(0.034)	—	(0.034)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)
During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred the ratios of net investment income to average net assets and total returns for the Administrative, Service and Institutional Shares would have been 0.01%, 0.01%, 0.01% and 0.05%, 0.05%, 0.05% for the U.S. Treasury Fund; and for the Cash Management Fund they would have been 0.01%, 0.02%, 0.12% and 0.02%, 0.09%, 0.13%, respectively.

(e)
During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%, 0.51% and 0.37% for Administrative, Service and Institutional Shares of U.S. Treasury Fund; and 0.63%, 0.64% and 0.33% for Administrative, Service and Institutional Shares of Cash Management Fund, respectively.

(f)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

Amounts designated as “—” are $0 or have been rounded to $0. ^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(b)
						Ratio of Net
				Ratio of Net		Investment		Ratio of Gross
Net Asset			Net Assets	Expenses to		Income to		Expenses to
Value, End	Total		End of Period	Average Net		Average Net		Average Net
of Period	Return(a)		(000’s)	Assets		Assets		Assets(c)
$1.000	0.01%		$583,966	0.21%		0.01%		0.87%
1.000	0.13	%(d)	$526,943	0.20%		0.09	%(d)	0.85%
1.000	0.07%		504,418	0.29%		0.08%		0.88%
1.000	2.25%		815,800	0.71%		2.30%		0.88%
1.000	4.58%		1,055,890	0.68	%(e)	4.50%		0.94%
1.000	3.83%		883,502	0.72%		3.77%		0.97%

1.000	0.01%		29,892	0.21%		0.01%		0.87%
1.000	0.13	%(d)	40,385	0.20%		0.08	%(d)	0.86%
1.000	0.10%		107,700	0.26%		0.12%		0.89%
1.000	2.55%		223,977	0.41%		2.12%		0.88%
1.000	3.14%		39,064	0.42	%(e)	4.70%		0.98%

1.000	0.01%		164,782	0.21%		0.01%		0.62%
1.000	0.14	%(d)	200,536	0.20%		0.09	%(d)	0.61%
1.000	0.12%		320,914	0.24%		0.14%		0.63%
1.000	2.70%		538,527	0.27%		2.62%		0.63%
1.000	3.29%		465,737	0.27	%(e)	4.85%		0.68%

1.000	0.01%		409,274	0.30%		0.01%		0.88%
1.000	0.11	%(d)	462,414	0.39%		0.08	%(d)	0.86%
1.000	0.39%		649,605	0.62%		0.38%		0.92%
1.000	3.06%		805,345	0.58%		3.05%		0.89%
1.000	4.84%		756,515	0.57	%(e)	4.74%		0.96%
1.000	4.03%		769,549	0.57%		3.91%		0.97%

1.000	0.01%		9,830	0.30%		0.01%		0.88%
1.000	0.17	%(d)	11,884	0.32%		0.36	%(d)	0.84%
1.000	0.56%		3,276	0.46%		0.77%		0.93%
1.000	3.23%		9,486	0.42%		3.03%		0.89%
1.000	3.31%		7,593	0.49	%(e)	4.81%		1.11%

1.000	0.01%		429,909	0.28%		0.02%		0.63%
1.000	0.22	%(d)	446,334	0.27%		0.20	%(d)	0.61%
1.000	0.69%		416,940	0.32%		0.74%		0.67%
1.000	3.38%		674,905	0.27%		3.21%		0.64%
1.000	3.40%		458,168	0.27	%(e)	5.02%		0.68%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:

					Distributions
	Net Asset			Dividends	from Net	Total
	Value,	Net	Total from	from Net	Realized	Dividends
	Beginning	Investment	Investment	Investment	Gains from	and
	of Period	Income	Activities	Income	Investments	Distributions
Tax-Free Money Market Fund
Administrative Shares
Period Ended February 28, 2011^	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.020	0.020	(0.020)	—	(0.020)
Period Ended August 31, 2007(d)	1.000	0.019	0.019	(0.019)	—	(0.019)

Service Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	—	(0.022)

Institutional Shares
Period Ended February 28, 2011^	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	—	(0.022)

Select Shares
Period Ended February 28, 2011^	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.011	0.011	(0.011)	—	(0.011)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Year Ended August 31, 2007	1.000	0.035	0.035	(0.035)	—	(0.035)
Year Ended August 31, 2006	1.000	0.030	0.030	(0.030)	—	(0.030)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
(e)	During the period, the Board of Trustees and the Advisor agreed to a settlement in regards to the subject of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.72%, 0.39%, 0.27% and 0.26% for Administrative, Service, Institutional and Select Shares of Tax-Free Money Market Fund, respectively.

Amounts designated as “—” are $0 or have been rounded to $0. ^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

			Ratios/Supplemental Data:(b)
					Ratio of Net
			Ratio of Net		Investment	Ratio of Gross
Net Asset		Net Assets	Expenses to		Income to	Expenses to
Value, End	Total	End of Period	Average Net		Average Net	Average Net
of Period	Return(a)	(000’s)	Assets		Assets	Assets(c)
$1.000	0.01%	$6,751	0.31%		0.02%	0.94%
1.000	0.01%	17,051	0.27%		0.07%	0.89%
1.000	0.67%	71,197	0.64%		0.26%	0.93%
1.000	2.04%	6,659	0.68%		1.99%	0.93%
1.000	1.92%	4,655	0.26	%(e)	3.39%	1.20%

1.000	0.00%	1	0.53%		0.00%	0.55%
1.000	0.00%	1	0.47%		0.00%	0.64%
1.000	0.91%	1	0.47%		0.80%	0.76%
1.000	2.40%	1	0.18%		2.37%	1.13%
1.000	2.18%	1	0.38	%(e)	3.34%	0.91%

1.000	0.02%	22,518	0.26%		0.06%	0.69%
1.000	0.06%	39,568	0.25%		0.09%	0.65%
1.000	1.04%	37,267	0.28%		0.92%	0.70%
1.000	2.47%	36,548	0.26%		2.25%	0.68%
1.000	2.28%	12,423	0.18	%(e)	3.53%	0.72%

1.000	0.05%	322,016	0.18%		0.15%	0.69%
1.000	0.14%	364,453	0.15%		0.18%	0.65%
1.000	1.12%	471,079	0.20%		1.08%	0.70%
1.000	2.56%	540,457	0.18%		2.44%	0.68%
1.000	3.52%	333,902	0.18	%(e)	3.46%	0.68%
1.000	3.06%	280,659	0.18%		3.02%	0.53%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:				Less Dividends From:
				Net Realized
				and			Distributions
	Net Asset			Unrealized		Dividends	from Net	Total
	Value,	Net		Gains	Total from	from Net	Realized	Dividends
	Beginning	Investment		(Losses) on	Investment	Investment	Gains from	and
	of Period	Income		Investment	Activities	Income	Investments	Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Period Ended February 28, 2011^	$11.48	$0.17		$(0.52)	$(0.36)	$(0.16)	$—	$(0.16)
Year Ended August 31, 2010	10.96	0.32		0.53	0.85	(0.32)	(0.01)	(0.33)
Year Ended August 31, 2009	10.66	0.33	(h)	0.31	0.64	(0.33)	(0.01)	(0.34)
Year Ended August 31, 2008	10.48	0.40		0.13	0.53	(0.35)	—	(0.35)
Year Ended August 31, 2007	10.59	0.35		(0.07)	0.28	(0.38)	(0.01)	(0.39)
Year Ended August 31, 2006	10.85	0.34	(h)	(0.15)	0.19	(0.31)	(0.14)	(0.45)

Institutional Shares
Period Ended February 28, 2011^	11.49	0.17		(0.52)	(0.35)	(0.17)	—	(0.17)
Year Ended August 31, 2010	10.97	0.35		0.53	0.88	(0.35)	(0.01)	(0.36)
Year Ended August 31, 2009	10.67	0.36	(h)	0.31	0.67	(0.36)	(0.01)	(0.37)
Year Ended August 31, 2008	10.48	0.42		0.15	0.57	(0.38)	—	(0.38)
Year Ended August 31, 2007	10.59	0.38		(0.07)	0.31	(0.41)	(0.01)	(0.42)
Period Ended August 31, 2006(k)	10.61	0.24		(0.04)	0.20	(0.22)	—	(0.22)

Short-Term Income Fund
Investor Shares
Period Ended February 28, 2011^	9.27	0.15		0.10	0.25	(0.14)	—	(0.14)
Year Ended August 31, 2010	8.61	0.42		0.63	1.05	(0.39)	—	(0.39)
Year Ended August 31, 2009	9.36	0.50	(h)	(0.78)	(0.28)	(0.45)	(0.02)	(0.47)
Year Ended August 31, 2008	10.15	0.50	(h)	(0.78)	(0.28)	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2007	10.16	0.48		0.02	0.50	(0.45)	(0.06)	(0.51)
Year Ended August 31, 2006	10.17	0.38	(h)	(0.03)	0.35	(0.36)	—	(0.36)

Institutional Shares
Period Ended February 28, 2011^	9.27	0.15		0.11	0.26	(0.15)	—	(0.15)
Year Ended August 31, 2010	8.61	0.46		0.62	1.08	(0.42)	—	(0.42)
Year Ended August 31, 2009	9.36	0.52	(h)	(0.78)	(0.26)	(0.47)	(0.02)	(0.49)
Year Ended August 31, 2008	10.14	0.52	(h)	(0.77)	(0.25)	(0.50)	(0.03)	(0.53)
Year Ended August 31, 2007	10.15	0.52		0.01	0.53	(0.48)	(0.06)	(0.54)
Period Ended August 31, 2006(k)	10.13	0.27		0.01	0.28	(0.26)	—	(0.26)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold with out a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	The NAV and return calculated for shareholder transactions is different from the NAV and return calculated for financial statement purposes which reflects adjustments made to the NAV in accordance with accounting principles generally accepted in the United States of America.
(g)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred the ratios of net investment income to average net assets and total returns for the Investor and Institutional Shares would have been 2.87%, 3.14%, and 7.83%, 8.11% for the Intermediate Tax-Free Bond Fund; and for the Short-Term Income Fund they would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively.
(h)	Calculated using average shares.
(i)	During the period, the Sub-Administrator made a voluntary reimbursement to the Intermediate Tax-Free Bond Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43% for the Investor Shares and 5.15%, 0.59% and 3.54% for Institutional Shares, respectively.
(j)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.85% and 0.60% for the Investor and Institutional Shares of Intermediate Tax-Free Bond Fund; and 0.75% and 0.49% for Investor and Institutional Shares of Short-Term Income Fund, respectively.
(k)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

Amounts designated as “—” are $0 or have been rounded to $0. ^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(c)
						Ratio of Net
				Ratio of Net		Investment		Ratio of Gross
Net Asset			Net Assets	Expenses to		Income to		Expenses to
Value, End	Total		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Return(a)(b)		(000’s)	Assets		Assets		Assets(d)	Turnover(e)
$10.97 (f)	(3.04	)%(f)	$5,833	0.72%		2.94%		1.42%	—%
11.48	7.92	%(g)	3,250	0.78%		2.96	%(g)	1.46%	12%
10.96	6.16%		2,847	0.83%		3.08%		1.53%	7%
10.66	5.18	%(i)	3,061	0.43	%(i)	3.84	%(i)	1.54%	7%
10.48	2.64%		3,337	0.79	%(j)	3.23%		1.46%	15%
10.59	1.80%		3,793	0.83%		3.19%		1.28%	4%

10.97	(2.99)%		33,235	0.51%		3.14%		1.21%	—%
11.49	8.20	%(g)	34,484	0.51%		3.23	%(g)	1.21%	12%
10.97	6.42%		29,956	0.58%		3.32%		1.28%	7%
10.67	5.54	%(i)	13,178	0.18	%(i)	3.95	%(i)	1.29%	7%
10.48	2.93%		17,078	0.54	%(j)	3.59%		1.22%	15%
10.59	1.93%		16,412	0.57%		3.49%		1.02%	4%

9.38	2.68%		26,859	0.72%		3.15%		1.46%	19%
9.27	12.47	%(g)	25,733	0.78%		4.86	%(g)	1.47%	46%
8.61	(2.71)%		15,880	0.86%		5.94%		1.61%	10%
9.36	(2.96)%		54,053	0.73%		4.92%		1.48%	48%
10.15	4.92%		94,561	0.69	%(j)	4.58%		1.41%	51%
10.16	3.55%		108,304	0.62%		3.80%		1.18%	52%

9.38	2.86%		48,350	0.48%		3.39%		1.23%	19%
9.27	12.79	%(g)	45,921	0.47%		5.17	%(g)	1.22%	46%
8.61	(2.44)%		30,468	0.60%		6.16%		1.35%	10%
9.36	(2.61)%		145,184	0.48%		5.24%		1.23%	48%
10.14	5.32%		121,232	0.43	%(j)	4.84%		1.16%	51%
10.15	2.83%		155,734	0.44%		4.13%		0.94%	52%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:				Less Dividends From:
				Net Realized
				and			Distributions
	Net Asset			Unrealized		Dividends	from Net	Total
	Value,	Net		Gains	Total from	from Net	Realized	Dividends
	Beginning	Investment		(Losses) on	Investment	Investment	Gains from	and
	of Period	Income		Investment	Activities	Income	Investments	Distributions
Intermediate Bond Fund
Investor Shares
Period Ended February 28, 2011^	$9.36	$0.25		$0.13	$0.38	$(0.21)	$—	$(0.21)
Year Ended August 31, 2010	8.45	0.55	(g)	0.85	1.40	(0.49)	—	(0.49)
Year Ended August 31, 2009	9.49	0.51	(g)	(0.94)	(0.43)	(0.47)	(0.14)	(0.61)
Year Ended August 31, 2008	10.26	0.50		(0.80)	(0.30)	(0.47)	—	(0.47)
Year Ended August 31, 2007	10.23	0.46		0.05	0.51	(0.45)	(0.03)	(0.48)
Year Ended August 31, 2006	10.32	0.40	(g)	(0.08)	0.32	(0.41)	—	(0.41)

Institutional Shares
Period Ended February 28, 2011^	9.38	0.26		0.12	0.38	(0.22)	—	(0.22)
Year Ended August 31, 2010	8.46	0.57	(g)	0.86	1.43	(0.51)	—	(0.51)
Year Ended August 31, 2009	9.50	0.54	(g)	(0.94)	(0.40)	(0.50)	(0.14)	(0.64)
Year Ended August 31, 2008	10.26	0.54		(0.80)	(0.26)	(0.50)	—	(0.50)
Year Ended August 31, 2007	10.24	0.49		0.04	0.53	(0.48)	(0.03)	(0.51)
Period Ended August 31, 2006(i)	10.25	0.30		(0.01)	0.29	(0.30)	—	(0.30)

Bond Fund
Investor Shares
Period Ended February 28, 2011^	8.95	0.20		0.04	0.24	(0.18)	—	(0.18)
Year Ended August 31, 2010	8.18	0.50		0.74	1.24	(0.47)	—	(0.47)
Year Ended August 31, 2009	8.63	0.46	(g)	(0.40)	0.06	(0.46)	(0.05)	(0.51)
Year Ended August 31, 2008	9.29	0.47		(0.68)	(0.21)	(0.45)	—	(0.45)
Year Ended August 31, 2007	9.32	0.45		(0.01)	0.44	(0.44)	(0.03)	(0.47)
Year Ended August 31, 2006	9.52	0.42		(0.19)	0.23	(0.42)	(0.01)	(0.43)

Institutional Shares
Period Ended February 28, 2011^	8.95	0.20		0.05	0.25	(0.19)	—	(0.19)
Year Ended August 31, 2010	8.18	0.51		0.75	1.26	(0.49)	—	(0.49)
Year Ended August 31, 2009	8.63	0.48	(g)	(0.40)	0.08	(0.48)	(0.05)	(0.53)
Year Ended August 31, 2008	9.28	0.49		(0.67)	(0.18)	(0.47)	—	(0.47)
Year Ended August 31, 2007	9.32	0.46		(0.01)	0.45	(0.46)	(0.03)	(0.49)
Period Ended August 31, 2006(i)	9.39	0.30		(0.07)	0.23	(0.30)	—	(0.30)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold with out a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred the ratios of net investment income to average net assets and total returns for the Investor and Institutional Shares would have been 5.70%, 5.96%, and 16.59%, 17.00% for the Intermediate Bond Fund; and for the Bond Fund they would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively.
(g)	Calculated using average shares.
(h)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.79% and 0.54% for the Investor and Institutional Shares of Intermediate Bond Fund; and 0.83% and 0.59% for Investor and Institutional Shares of Bond Fund, respectively.
(i)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

Amounts designated as “—” are $0 or have been rounded to $0. ^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(c)
						Ratio of Net
				Ratio of Net		Investment		Ratio of Gross
Net Asset			Net Assets	Expenses to		Income to		Expenses to
Value, End	Total		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Return(a)(b)		(000’s)	Assets		Assets		Assets(d)	Turnover(e)
$9.53	3.72%		$11,312	0.88%		5.08%		1.58%	12%
9.36	17.08	%(f)	12,554	0.85%		6.17	%(f)	1.54%	22%
8.45	(4.15)%		10,188	0.89%		6.14%		1.59%	21%
9.49	(3.05)%		30,688	0.79%		4.91%		1.48%	36%
10.26	5.02%		29,869	0.73	%(h)	4.57%		1.41%	31%
10.23	3.17%		27,590	0.87%		3.87%		1.16%	29%

9.54	3.86%		9,030	0.63%		5.33%		1.33%	12%
9.38	17.48	%(f)	9,165	0.58%		6.37	%(f)	1.28%	22%
8.46	(3.89)%		10,675	0.62%		6.36%		1.32%	21%
9.50	(2.70)%		46,853	0.53%		5.17%		1.23%	36%
10.26	5.33%		69,584	0.48	%(h)	4.82%		1.15%	31%
10.24	2.87%		69,711	0.48%		4.37%		0.93%	29%

9.01	2.71%		8,475	0.82%		4.42%		1.52%	11%
8.95	15.56	%(f)	8,316	0.83%		5.82	%(f)	1.53%	35%
8.18	1.17%		10,182	0.91%		5.84%		1.61%	24%
8.63	(2.47)%		20,684	0.79%		4.99%		1.48%	26%
9.29	4.84%		23,460	0.77	%(h)	4.80%		1.44%	26%
9.32	2.51%		23,876	0.86%		4.42%		1.18%	30%

9.01	2.84%		27,264	0.57%		4.66%		1.27%	11%
8.95	15.85	%(f)	24,885	0.55%		6.04	%(f)	1.25%	35%
8.18	1.44%		16,817	0.65%		6.12%		1.35%	24%
8.63	(2.11)%		35,232	0.53%		5.29%		1.23%	26%
9.28	5.03%		42,574	0.51	%(h)	5.06%		1.21%	26%
9.32	2.51%		30,087	0.49%		4.89%		0.94%	30%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:				Less Dividends From:
				Net Realized
				and			Distributions
	Net Asset			Unrealized		Dividends	from Net	Total
	Value,	Net		Gains	Total from	from Net	Realized	Dividends
	Beginning	Investment		(Losses) on	Investment	Investment	Gains from	and
	of Period	Income		Investment	Activities	Income	Investments	Distributions
Balanced Fund
Investor Shares
Period Ended February 28, 2011^	$10.88	$0.14		$1.56	$1.70	$(0.16)	$—	$(0.16)
Year Ended August 31, 2010	10.30	0.29		0.60	0.89	(0.31)	—	(0.31)
Year Ended August 31, 2009	11.50	0.26	(g)	(1.24)	(0.98)	(0.22)	—	(0.22)
Year Ended August 31, 2008	13.49	0.35		(1.13)	(0.78)	(0.32)	(0.89)	(1.21)
Year Ended August 31, 2007	13.81	0.29		1.09	1.38	(0.28)	(1.42)	(1.70)
Year Ended August 31, 2006	13.51	0.28	(g)	0.77	1.05	(0.26)	(0.49)	(0.75)

Institutional Shares
Period Ended February 28, 2011^	10.91	0.16		1.57	1.73	(0.18)	—	(0.18)
Year Ended August 31, 2010	10.32	0.32		0.60	0.92	(0.33)	—	(0.33)
Year Ended August 31, 2009	11.51	0.28	(g)	(1.24)	(0.96)	(0.23)	—	(0.23)
Year Ended August 31, 2008	13.49	0.37		(1.12)	(0.75)	(0.34)	(0.89)	(1.23)
Year Ended August 31, 2007	13.82	0.33		1.08	1.41	(0.32)	(1.42)	(1.74)
Period Ended August 31, 2006(j)	13.30	0.17		0.50	0.67	(0.15)	—	(0.15)

U.S. Large Cap Equity Fund
Investor Shares
Period Ended February 28, 2011^	9.47	0.01		2.31	2.32	(0.05)	—	(0.05)
Year Ended August 31, 2010	9.18	0.07		0.26	0.33	(0.04)	—	(0.04)
Year Ended August 31, 2009	11.26	0.07	(g)	(2.09)	(2.02)	(0.06)	—	(0.06)
Year Ended August 31, 2008	11.63	0.03		(0.36)	(0.33)	(0.04)	—	(0.04)
Year Ended August 31, 2007	10.13	0.03		1.50	1.53	(0.03)	—	(0.03)
Year Ended August 31, 2006	9.30	0.03		0.83	0.86	(0.03)	—	(0.03)

Institutional Shares
Period Ended February 28, 2011^	9.51	0.02		2.32	2.34	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.22	0.10		0.26	0.36	(0.07)	—	(0.07)
Year Ended August 31, 2009	11.31	0.09	(g)	(2.10)	(2.01)	(0.08)	—	(0.08)
Year Ended August 31, 2008	11.66	0.04		(0.34)	(0.30)	(0.05)	—	(0.05)
Year Ended August 31, 2007	10.15	0.06		1.49	1.55	(0.04)	—	(0.04)
Period Ended August 31, 2006(j)	9.72	0.02		0.42	0.44	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold with out a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred the ratios of net investment income to average net assets and total returns for the Investor and Institutional Shares would have been 2.55%, 2.80%, and 8.59%, 8.89% for the Balanced Fund; and for the U.S. Large Cap Equity Fund they would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively.
(g)	Calculated using average shares.
(h)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95% and 0.71% for the Investor and Institutional Shares of Balanced Fund; and 1.07% and 0.82% for Investor and Institutional Shares of U.S. Large Cap Equity Fund, respectively.
(i)	The NAV and return calculated for shareholder transactions is different from the NAV and return calculated for financial statement purposes which reflects adjustments made to the NAV in accordance with accounting principles generally accepted in the United States of America.
(j)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

Amounts designated as “—” are $0 or have been rounded to $0. ^ Unaudited.

See notes to financial statements.

CAVANAL HILL FUNDS

				Ratios/Supplemental Data:(c)
						Ratio of Net
				Ratio of Net		Investment		Ratio of Gross
Net Asset			Net Assets	Expenses to		Income to		Expenses to
Value, End	Total		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Return(a)(b)		(000’s)	Assets		Assets		Assets(d)	Turnover(e)
$12.42	15.74%		19,149	0.91%		2.35%		1.65%	42%
10.88	8.70	%(f)	16,473	0.90%		2.66	%(f)	1.64%	81%
10.30	(8.21)%		15,203	0.97%		2.77%		1.71%	88%
11.50	(6.42)%		16,687	0.93%		2.58%		1.66%	102%
13.49	10.40%		23,858	0.90	%(h)	2.14%		1.60%	130%
13.81	7.96%		28,196	0.82%		2.06%		1.35%	105%

12.46 (i)	15.93	%(i)	47,138	0.66%		2.60%		1.40%	42%
10.91	9.00	%(f)	41,545	0.65%		2.91	%(f)	1.39%	81%
10.32	(7.98)%		40,062	0.72%		3.03%		1.46%	88%
11.51	(6.19)%		46,596	0.67%		2.85%		1.41%	102%
13.49	10.71%		60,995	0.65	%(h)	2.38%		1.36%	130%
13.82	5.04%		62,210	0.62%		1.86%		1.11%	105%

11.74	24.55%		2,132	0.96%		0.29%		1.58%	25%
9.47	3.63	%(f)	1,610	0.99%		0.74	%(f)	1.61%	45%
9.18	(17.85)%		1,480	1.17%		0.87%		1.80%	47%
11.26	(2.87)%		1,879	1.10%		0.15%		1.73%	40%
11.63	15.08%		2,232	1.01	%(h)	0.21%		1.62%	36%
10.13	9.26%		2,239	1.15%		0.28%		1.39%	91%

11.79	24.71%		40,194	0.69%		0.56%		1.33%	25%
9.51	3.84	%(f)	29,405	0.71%		1.06	%(f)	1.35%	45%
9.22	(17.64)%		17,213	0.91%		1.09%		1.55%	47%
11.31	(2.54)%		9,991	0.84%		0.41%		1.48%	40%
11.66	15.30%		10,717	0.76	%(h)	0.46%		1.37%	36%
10.15	4.51%		12,494	0.77%		0.21%		1.16%	91%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information
February 28, 2011
(Unaudited)

U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
Corporate Bonds	14.2%
U.S. Treasury Obligations	9.2%
Repurchase Agreements	76.5%
Total	99.9%

Cash Management Fund:

Security Allocation	Percentage of Net Assets
Certificates of Deposit	23.5%
Commercial Paper	22.4%
Corporate Bonds	6.1%
U.S. Government Agency Securities	10.6%
Repurchase Agreements	37.4%
Total	100.0%

Tax-Free Money Market Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	89.2%
Commercial Paper	6.8%
Investment Companies	0.8%
Total	96.8%

Intermediate Tax-Free Bond Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	98.0%
Investments in Affiliates	0.3%
Total	98.3%

Short-Term Income Fund:

Security Allocation	Percentage of Net Assets
Asset Backed Securities	4.0%
Mortgage Backed Securities:
Alt-A - Adjustable Rate Mortgage Backed Securities	0.9%
Alt-A - Fixed Rate Mortgage Backed Securities	12.9%
Prime Adjustable Rate Mortgage Backed Securities	10.7%
Prime Fixed Mortgage Backed Securities	17.5%
U.S. Government Agency Mortgage Backed Securities	1.9%
Corporate Bonds	12.8%
U.S. Government Agency Securities	9.6%
U.S. Treasury Obligations	26.7%
Investment in Affiliates	3.4%
Total	100.4%

Intermediate Bond Fund:

Security Allocation	Percentage of Net Assets
Asset Backed Securities	2.3%
Mortgage Backed Securities:
Alt-A - Fixed Rate Mortgage Backed Securities	19.7%
Prime Adjustable Rate Mortgage Backed Securities	9.4%
Prime Fixed Mortgage Backed Securities	15.5%
U.S. Government Agency Mortgage Backed Securities	4.5%
Corporate Bonds	20.2%
Taxable Municipal Bond	0.4%
U.S. Government Agency Securities	7.7%
U.S. Treasury Obligations	17.4%
Investments in Affiliates	2.3%
Total	99.4%

Bond Fund:

Security Allocation	Percentage of Net Assets
Asset Backed Securities	1.3%
Mortgage Backed Securities:
Alt-A - Adjustable Rate Mortgage Backed Securities	0.3%
Alt-A - Fixed Rate Mortgage Backed Securities	13.8%
Prime Adjustable Rate Mortgage Backed Securities	2.7%
Prime Fixed Mortgage Backed Securities	19.5%
U.S. Government Agency Mortgage Backed Securities	5.4%
Corporate Bonds	17.0%
Taxable Municipal Bonds	1.5%
U.S. Government Agency Securities	11.7%
U.S. Treasury Obligations	23.3%
Investments in Affiliates	3.8%
Total	100.3%

Balanced Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	51.1%
Asset Backed Securities	0.2%
Mortgage Backed Securities:
Alt-A - Adjustable Rate Mortgage Backed Securities	0.5%
Alt-A - Fixed Rate Mortgage Backed Securities	5.5%
Prime Adjustable Rate Mortgage Backed Securities	1.2%
Prime Fixed Mortgage Backed Securities	5.8%
U.S. Government Agency Mortgage Backed Securities	1.7%
Corporate Bonds	6.7%
Taxable Municipal Bonds	0.4%
U.S. Government Agency Securities	5.3%
U.S. Treasury Obligations	10.5%
Investment Companies	4.8%
Investments in Affiliates	7.6%
Total	101.3%

U.S. Large Cap Equity Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	96.6%
Investments in Affiliates	2.7%
Total	99.3%

CAVANAL HILL FUNDS

Additional Fund Information, Continued
February 28, 2011
(Unaudited)

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 through February 28, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	9/1/10	2/28/11	9/1/10 - 2/28/11	9/1/10 - 2/28/11
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,000.10	$1.04	0.21%
Service Shares	1,000.00	1,000.10	1.04	0.21%
Institutional Shares	1,000.00	1,000.10	1.04	0.21%

Cash Management Fund
Administrative Shares	1,000.00	1,000.10	1.49	0.30%
Service Shares	1,000.00	1,000.10	1.49	0.30%
Institutional Shares	1,000.00	1,000.10	1.39	0.28%

Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,000.10	1.54	0.31%
Service Shares	1,000.00	1,000.00	2.63	0.53%
Institutional Shares	1,000.00	1,000.20	1.29	0.26%
Select Shares	1,000.00	1,000.50	0.89	0.18%

Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	969.60	3.52	0.72%
Institutional Shares	1,000.00	970.10	2.49	0.51%

Short-Term Income Fund
Investor Shares	1,000.00	1,026.80	3.62	0.72%
Institutional Shares	1,000.00	1,028.60	2.41	0.48%

Intermediate Bond Fund
Investor Shares	1,000.00	1,037.20	4.45	0.88%
Institutional Shares	1,000.00	1,038.60	3.18	0.63%

Bond Fund
Investor Shares	1,000.00	1,027.10	4.12	0.82%
Institutional Shares	1,000.00	1,028.40	2.87	0.57%

Balanced Fund
Investor Shares	1,000.00	1,157.40	4.87	0.91%
Institutional Shares	1,000.00	1,158.40	3.53	0.66%

U.S. Large Cap Equity Fund
Investor Shares	1,000.00	1,245.50	5.34	0.96%
Institutional Shares	1,000.00	1,247.10	3.84	0.69%

CAVANAL HILL FUNDS

Additional Fund Information, Concluded
February 28, 2011
(Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	9/1/10	2/28/11	9/1/10 - 2/28/11	9/1/10 - 2/28/11
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,023.75	$1.05	0.21%
Service Shares	1,000.00	1,023.75	1.05	0.21%
Institutional Shares	1,000.00	1,023.75	1.05	0.21%

Cash Management Fund
Administrative Shares	1,000.00	1,023.31	1.51	0.30%
Service Shares	1,000.00	1,023.31	1.51	0.30%
Institutional Shares	1,000.00	1,023.41	1.40	0.28%

Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,023.26	1.56	0.31%
Service Shares	1,000.00	1,022.17	2.66	0.53%
Institutional Shares	1,000.00	1,023.51	1.30	0.26%
Select Shares	1,000.00	1,023.90	0.90	0.18%

Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,020.63	3.61	0.72%
Institutional Shares	1,000.00	1,022.27	2.56	0.51%

Short-Term Income Fund
Investor Shares	1,000.00	1,020.63	3.61	0.72%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%

Intermediate Bond Fund
Investor Shares	1,000.00	1,020.33	4.41	0.88%
Institutional Shares	1,000.00	1,021.67	3.16	0.63%

Bond Fund
Investor Shares	1,000.00	1,020.73	4.11	0.82%
Institutional Shares	1,000.00	1,021.97	2.86	0.57%

Balanced Fund
Investor Shares	1,000.00	1,020.28	4.56	0.91%
Institutional Shares	1,000.00	1,021.52	3.31	0.66%

U.S. Large Cap Equity Fund
Investor Shares	1,000.00	1,020.03	4.81	0.96%
Institutional Shares	1,000.00	1,021.37	3.46	0.69%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

THIS PAGE IS INTENTIONALLY LEFT BLANK

C A V A N A L   H I L L   F U N D S

SemiAnn-02/11

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes, Treasurer
Scott Rhodes, Treasurer

Date	April 28, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes, Treasurer
Scott Rhodes, Treasurer

Date	April 28, 2011

By (Signature and Title)*	/s/ James L. Huntzinger, President
James L. Huntzinger, President

Date	April 28, 2011